UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine, New York, NY  10017
(Address of principal executive offices)                   (Zip code)

Eric M. Rubin, President, 335 Madison Avenue, Mezzanine, New York, NY  10017
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, NY  10112-2200

Registrant's telephone number, including area code:  (888) 266-8787

Date of fiscal year end:  10/31

Date of reporting period:  07/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Schedule of Investments as of July 31, 2009 is filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.1%

Basic Materials — 3.3%
United States Steel Corp.	86,000	3,418,500

Communications — 8.3%
eBay, Inc. (a)	45,000	956,250
Harris Corp.	60,000	1,878,600
Omnicom Group, Inc.	60,000	2,040,000
Walt Disney Co. (The)	146,000	3,667,520
		8,542,370

Consumer Discretionary — 7.5%
GameStop Corp. (a)	125,000	2,736,250
Macy's, Inc.	155,000	2,156,050
McDonald's Corp.	33,000	1,816,980
Staples, Inc.	45,000	945,900
		7,655,180

Consumer Staples — 11.7%
Diageo PLC - ADR	42,000	2,619,960
Dr Pepper Snapple Group, Inc. (a)	160,000	3,937,600
Imperial Tobacco Group PLC - ADR	43,100	2,470,492
Wal-Mart Stores, Inc.	59,250	2,955,390
		11,983,442

Energy — 12.5%
Cal Dive International, Inc. (a)	50,000	446,500
Chevron Corp.	12,400	861,428
Helix Energy Solutions Group, Inc. (a)	108,600	1,139,214
Noble Corp.	90,000	3,047,400
Occidental Petroleum Corp.	62,300	4,444,482
Transocean, Ltd. (a)	36,500	2,908,685
		12,847,709

Financial — 24.9%
BB&T Corp.	115,000	2,631,200
Chubb Corp.	58,000	2,678,440
Fifth Third BanCorp.	340,000	3,230,000
KeyCorp.	475,000	2,745,500
Loews Corp.	94,000	2,821,880
Marsh & McLennan Cos., Inc.	100,000	2,042,000
MetLife, Inc.	83,000	2,817,850
SunTrust Banks, Inc.	150,000	2,925,000
Torchmark Corp.	51,800	2,023,308
Travelers Cos., Inc. (The)	35,000	1,507,450
		25,422,628

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)

Healthcare — 8.1%
Cardinal Health, Inc.	56,000	1,864,800
Forest Laboratories, Inc. (a)	125,000	3,228,750
Johnson & Johnson	20,000	1,217,800
McKesson Corp.	40,000	2,046,000
		8,357,350

Industrial — 11.6%
Burlington Northern Santa Fe	25,000	1,964,750
Energy Recovery, Inc. (a)	75,000	524,250
General Electric Co.	264,500	3,544,300
Kansas City Southern (a)	53,000	1,076,430
L-3 Communications Holdings, Inc.	42,100	3,178,550
McDermott International, Inc. (a)	30,000	586,200
Ryder System, Inc.	31,000	1,089,030
		11,963,510

Technology — 6.9%
Amdocs Ltd. (a)	80,000	1,913,600
Dell, Inc. (a)	150,000	2,007,000
Energy Conversion Devices, Inc. (a)	225,000	3,204,000
		7,124,600

Utilities — 1.3%
Entergy Corp.	17,000	1,365,610
Total Common Stocks (Cost $84,375,226)		98,680,899

Money Market — 3.8%

Federated Government Obligations Fund	3,942,619	3,942,619
Total Money Market (Cost $3,942,619)		3,942,619
Total Investments		$102,623,518
(Cost $88,317,845) (b) — 99.9%

Other assets in excess of liabilities — 0.1%		73,608
NET ASSETS — 100.0%		$102,697,126

(a) Non-income producing security.
(b) See Notes to Schedule of Investments for tax unrealized appreciation (depreciation) of securities.
ADR – American Depositary Receipt

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2009 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments in Securities - Assets
Common Stocks	$98,680,899	$-	$-	$98,680,899
Mutual Funds	-	3,942,619	-	3,942,619
	$98,680,899	$3,942,619	$-	$102,623,518

See Notes to Schedule of Portfolio Investments.

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.8%

Australia — 8.1%
Australia and New Zealand Banking Group Ltd.	79,712	1,235,365
Brambles Ltd.	133,483	668,727
Commonwealth Bank of Australia	25,277	904,826
Computershare Ltd.	34,375	282,613
CSL Ltd.	31,856	813,951
Incitec Pivot Ltd.	301,285	695,477
Orica Ltd.	41,331	776,393
OZ Minerals Ltd.	553,685	518,653
Qantas Airways Ltd.	79,982	155,194
Santos Ltd.	509	6,181
Westpac Banking Corp.	67,937	1,232,429
		7,289,809

Austria — 0.2%
Erste Group Bank AG	3,676	128,305
Vienna Insurance Group	2,000	92,354
		220,659

Belgium — 1.1%
Delhaize Group	9,078	649,103
Fortis (a)	94,451	367,493
		1,016,596

China — 0.0% (b)
China Yurun Food Group Ltd.	400	633
Yanzhou Coal Mining Co., Ltd.	300	466
		1,099

Denmark — 0.6%
H. Lundbeck A/S	27,107	525,289

Finland — 0.9%
Kone Oyj - B Shares	6,954	236,574
Nokian Renkaat Oyj	21,066	444,949
Rautaruukki Oyj	5,992	129,635
		811,158

France — 6.8%
Alcatel-Lucent (a)	139,215	384,917
Christian Dior SA	7,720	670,061
Cie de Saint-Gobain SA	32,372	1,312,597
Peugeot SA (a)	21,804	661,283
Renault SA (a)	17,851	761,208
Sanofi-Aventis SA	23,923	1,567,022
Total SA	13,445	745,592
		6,102,680

Germany — 7.5%
Allianz SE	10,499	1,038,303
BASF SE	23,231	1,159,150

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)

Germany - continued
Fresenius Medical Care AG & Co.	16,427	755,036
K&S AG	9,517	532,377
MAN AG	9,072	625,142
RWE AG	11,527	975,027
SAP AG	22,346	1,052,410
ThyssenKrupp AG	19,259	591,782
		6,729,227
Greece — 0.7%
National Bank of Greece SA (a)	4,125	120,402
OPAP SA	6,258	150,285
Public Power Corp. SA (a)	15,870	346,057
		616,744
Hong Kong — 2.7%
HongKong Electric Holdings Ltd.	67,000	369,571
Hutchison Whampoa Ltd.	112,000	838,894
Hysan Development Co., Ltd.	40,000	109,417
ICBC Asia	166,000	314,000
New World Development Ltd.	348,000	830,688
		2,462,570
Ireland — 0.8%
CRH PLC	12,729	306,955
Kerry Group PLC	16,979	395,890
		702,845
Italy — 4.3%
Enel SpA	150,329	816,831
ENI SpA	48,433	1,127,216
Telecom Italia SpA	494,162	773,306
UniCredit SpA (a)	393,370	1,152,105
		3,869,458
Japan — 26.4%
Amada Co., Ltd.	19,000	120,877
Astellas Pharma, Inc.	21,300	812,608
Canon, Inc.	29,100	1,085,580
Dai Nippon Printing Co., Ltd.	53,000	776,306
Daiwa Securities Group, Inc.	90,000	532,629
Fuji Media Holdings, Inc.	215	343,773
FUJIFILM Holdings Corp.	22,700	741,273
Fujitsu Ltd.	34,000	223,493
Honda Motor Co., Ltd.	28,900	931,519
JGC Corp.	18,000	311,968
Kao Corp.	33,000	748,058
Kobe Steel Ltd.	105,000	203,065
Kyushu Electric Power Co., Inc.	30,400	655,387
Lawson, Inc.	5,500	228,428
Marubeni Corp.	76,000	350,985
Mitsubishi Electric Corp.	123,000	902,108

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)

Japan - continued
Mitsubishi UFJ Financial Group, Inc.	196,600	1,175,965
Mitsui OSK Lines Ltd.	25,000	152,444
Nippon Express Co., Ltd.	75,000	344,782
Nippon Oil Corp.	113,000	599,482
Nippon Telegraph & Telephone Corp.	19,700	814,024
Nissan Motor Co., Ltd.	121,700	886,143
Nomura Holdings, Inc.	106,300	931,283
NTT DOCOMO, Inc.	549	796,014
Ono Pharmaceutical Co., Ltd.	7,100	315,889
Osaka Gas Co., Ltd.	169,000	562,589
Panasonic Electric Works Co., Ltd.	71,000	753,332
Sankyo Co., Ltd.	3,700	220,534
Seiko Epson Corp.	20,600	316,973
Seven & i Holdings Co., Ltd.	31,900	748,407
Shikoku Electric Power Co., Inc.	20,300	608,196
Shinsei Bank Ltd. (a)	446,000	659,868
Shiseido Co., Ltd.	36,000	587,413
Sony Corp.	32,900	930,066
Sumitomo Electric Industries Ltd.	60,800	757,550
Takeda Pharmaceutical Co., Ltd.	17,100	692,132
The 77 Bank Ltd.	85,000	503,038
Toppan Printing Co., Ltd.	73,000	745,236
Toyo Seikan Kaisha Ltd.	2,200	47,197
Toyota Motor Corp.	20,200	851,762
		23,968,376
Netherlands — 3.4%
Boskalis Westminster NV	14,520	363,078
Heineken Holding NV	15,829	544,816
ING Groep NV	26,051	334,080
Koninklijke DSM NV	18,674	667,489
Koninklijke KPN NV	54,054	812,370
Philips Electronics NV	13,718	312,817
		3,034,650
New Zealand — 0.2%
Fletcher Building Ltd.	32,638	155,157

Norway — 0.6%
StatoilHydro ASA	25,300	540,651

Portugal — 0.5%
Energias de Portugal SA	93,610	371,291
Portugal Telecom SGPS SA	10,613	107,514
		478,805
Singapore — 3.7%
DBS Group Holdings Ltd.	91,000	877,626
Golden Agri-Resources Ltd.	1,531,000	452,109
Jardine Cycle & Carriage Ltd.	45,900	752,668

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)

Singapore - continued
United Overseas Bank Ltd.	100,700	1,237,060
		3,319,463
Spain — 4.6%
Banco Bilbao Vizcaya Arg.	86,279	1,416,568
Banco Popular Espanol SA	82,112	741,366
Gamesa Corporacion Tecnologica SA	17,191	371,922
Mapfre SA	203,318	759,201
Repsol YPF SA	35,806	831,297
		4,120,354
Sweden — 1.8%
Alfa Laval AB	61,718	672,224
Nordea Bank AB	8,769	85,060
Ratos AB	5,000	119,866
Svenska Cellulosa AB	8,877	114,093
Swedish Match AB	31,518	601,630
		1,592,873
Switzerland — 4.8%
Nestle SA	39,314	1,617,730
Novartis AG	33,850	1,549,980
Swiss Re	1,629	62,490
Swisscom AG	1,584	519,824
UBS AG (a)	41,792	610,379
		4,360,403
United Kingdom — 18.1%
Acergy SA	44,200	471,259
Antofagasta PLC	61,113	772,781
AstraZeneca PLC	23,291	1,090,532
BAE Systems PLC	131,450	674,103
Barclays PLC	212,900	1,075,080
BG Group PLC	32,498	542,312
BP PLC	130,700	1,085,510
Eurasian Natural Resources	57,206	825,146
GlaxoSmithKline PLC	47,323	908,279
ICAP PLC	101,356	768,657
J Sainsbury PLC	41,827	221,834
Lloyds Banking Group PLC	725,317	1,029,850
Marks & Spencer Group PLC	146,697	847,248
Old Mutual PLC	567,268	907,970
Royal & Sun Alliance Insurance Group PLC	316,798	669,951
Royal Dutch Shell PLC - B Shares	28,294	734,467
SABMiller PLC	24,380	564,855
Standard Life PLC	187,844	620,656
Unilever PLC	45,055	1,189,123
Vodafone Group PLC	347,628	712,502

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2009 (Unaudited)

Security Description	Shares	Value ($)

United Kingdom – continued
Xstrata PLC	50,329	679,460
		16,391,575
Total Common Stocks (Cost $80,011,545)		88,310,441

Money Markets — 1.6%

Dreyfus Cash Management	727,967	727,967
Dreyfus Cash Management Plus	727,966	727,966
Total Money Markets (Cost $1,455,933)		1,455,933
Total Investments		$89,766,374
(Cost $81,467,478) (c) — 99.4%

Other assets in excess of liabilities — 0.6%		548,613
NET ASSETS — 100.0%		$90,314,987

 (a) Non-income producing security.
 (b) Amount rounds to less than 0.05%.
 (c) See Notes to Schedule of Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments in Securities - Assets
Common Stocks	$88,310,441	$-	$-	$88,310,441
Mutual Funds	-	1,455,933	-	1,455,933
	$88,310,441	$1,455,933	$-	$89,766,374

See Notes to Schedule of Portfolios Investments.

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset Backed Securities — 7.6%

Aerco Limted, Series A, Class A4, 0.81%, 7/15/25 (a) (b) †	2,239,220	2,104,867
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 1.26%, 9/25/32 †	626,811	71,291
Series 2003-4, Class 2M1, 1.19%, 3/25/33 †	1,443,131	310,028
Series 2003-5, Class 2M1, 1.19%, 5/25/33 †	2,182,079	587,894
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 0.73%, 4/25/36 †	2,000,000	331,143
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.58%, 2/15/34 †	56,825	19,337
Credit-Based Asset Servicing & Securitization LLC, Series 2001-CB4, Class 1A1, 1.19%, 11/25/33 †	1,688,228	1,169,122
Fannie Mae Grantor Trust Series 2003-T4, Class 1A, 0.51%, 9/26/33 †	13,605	8,869
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.53%, 8/25/31 †	19,059	13,110
First Horizon ABS Trust,
Series 2004-HE1, Class A, 0.50%, 1/25/24 †	33,322	18,134
Series 2004-HE3, Class A, 0.58%, 10/25/34 †	69,667	32,727
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 0.54%, 1/20/33 †	51,235	31,528
Freddie Mac Structured Pass Through Securities,
Series T-31 Class A7, 0.54%, 5/25/31 (a) †	196,394	193,433
Series T-32 Class A1, 0.55%, 8/25/31 †	42,512	34,084
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.85%, 3/25/27 †	24,841	15,889
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 0.75%, 7/25/29 †	45,799	26,704
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.58%, 11/25/15 †	47,416	27,846
Option One Mortgage Loan Trust,
Series 2002-6, Class A2, 1.09%, 11/25/32 †	1,934,260	1,302,000
Series 2003-1, Class A2, 1.13%, 2/25/33 †	30,201	19,225
Residential Asset Mortgage Products, Inc.,
Series 2003-RS4, Class AIIB, 0.95%, 5/25/33 †	1,553,912	800,370
Series 2003-RS5, Class AI6, 4.02%, 4/25/33	1,409,477	777,420
Residential Asset Securities Certificates, Series 2004-KS4, Class A2B3, 1.05%, 5/25/34 †	2,015,162	1,017,882
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 0.58%, 8/25/33 †	44,094	25,213
Wachovia Asset Securitization, Inc.,
Series 2002-HE2, Class A, 0.72%, 12/25/32 †	217,606	104,156
Series 2003-HE2, Class AII1, 0.55%, 6/25/33 †	30,971	12,544
Total Asset Backed Securities (Cost $17,538,758)		9,054,816

Collateralized Mortgage Obligations — 12.7%

Banc of America Mortgage Securities,
Series 2002-G, Class 2A1, 4.42%, 7/20/32 †	2,734	2,510
Series 2003-E, Class 2A2, 4.16%, 6/25/33 †	1,761,172	1,600,086
Series 2004-L, Class 1A1, 5.51%, 1/25/35 †	358,568	314,124
Bear Stearns Alt-A Trust,
Series 2004-9, Class 3A1, 5.10%, 9/25/34 †	1,174,510	887,133
Series 2005-2, Class 2A5, 4.66%, 4/25/35 †	837,698	540,282
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	1,257,585	1,007,131
Countrywide Home Equity Loan Trust,
Series 2004-25, Class 1A3, 0.65%, 2/25/35 †	96,048	40,497
Series 2005-11, Class 4A1, 0.56%, 2/28/35 †	234,781	114,610
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 0.53%, 5/25/32 †	207,187	174,452
Fannie Mae,
Series 1993-9, Class FB, 1.71%, 1/25/23 †	1,374,728	1,374,954
Series 2005-57, Class CK, 5.00%, 7/25/35	138,709	139,301
Federal Home Loan Banks, Series 0582, Class H, 4.75%, 10/25/10	1,508,246	1,549,722
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA6, Class 2A1, 6.25%, 11/25/36	871,034	738,250

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Collateralized Mortgage Obligations - continued
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 5.26%, 2/25/43 †	96,544	94,480
Series T-57, Class 1A, 7.00%, 7/25/43	492,814	539,632
Series T-63, Class 1A1, 2.64%, 2/25/45 †	214,046	203,148
Freddie Mac,
Series 1689, Class F, 0.96%, 3/15/24 †	1,181,747	1,168,839
Series 1689, Class FG, 0.96%, 3/15/24 †	557,533	554,373
Series 2736, Class DB, 3.30%, 11/15/26	890,867	899,440
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 4.72%, 4/25/32 †	1,389,099	638,323
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,428,566	1,131,205
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, 3.22%, 2/25/33 †	29,376	22,382
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.65%, 4/25/28 †	66,136	55,029
Residential Asset Securities Corp., Series 2006-A1, Class 1A6, 0.79%, 4/25/36 †	1,687,754	595,042
Sequoia Mortgage Trust,
Series 10, Class 1A, 0.69%, 10/20/27 †	70,026	60,855
Series 9, Class 1A, 0.99%, 9/20/32 †	85,802	77,403
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 5.24%, 1/25/35 †	390,880	260,359
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 4.20%, 3/25/33 †	27,322	24,626
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1B, 2.28%, 4/25/46 †	1,738,851	309,059
Washington Mutual, Series 2005-AR1, Class A1A, 0.61%, 1/25/45 †	129,252	65,721

Total Collateralized Mortgage Obligations (Cost $20,167,328)		15,182,968

Corporate Bonds — 5.0%

Communications — 1.1%
Cellco Partnership dba Verizon Wireless, 3.75%, 5/20/11 (b)	1,000,000	1,030,108
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	264,613
		1,294,721
Consumer Staples — 0.2%
Target Corp., 6.35%, 1/15/11	200,000	213,159

Energy — 0.3%
Halliburton Co., 5.50%, 10/15/10	350,000	365,627

Financial — 2.3%
General Electric Co.,
5.25%, 10/27/09	1,250,000	1,261,908
3.75%, 12/15/09	500,000	504,354
Hartford Life Global Funding, 0.80%, 9/15/09 †	200,000	199,558
IBM International Group Capital, 5.05%, 10/22/12	700,000	749,771
		2,715,591
Healthcare — 0.3%
Abbott Laboratories, 5.15%, 11/30/12	300,000	328,366

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Corporate Bonds - continued

Technology — 0.8%
Hewlett-Packard Co., 2.25%, 5/27/11	1,000,000	1,014,672

Total Corporate Bonds (Cost $5,762,029)		5,932,136

Taxable Municipal Bonds — 1.5%

Missouri — 0.3%
Higher Education Loan Authority Revenue, Series N, 2.00%, 7/1/32 (a) †	400,000	320,000

Pennsylvania — 0.4%
Higher Education Assistance Agency, 1.29%, 9/1/43 (a) †	600,000	510,000

Texas — 0.8%
Brazos, Series A-11, 2.36%, 12/1/38 (a) †	600,000	510,000
Panhandle-Plains, Series A-3, 1.79%, 4/1/31 (a) †	500,000	470,000
		980,000
Total Taxable Municipal Bonds (Cost $2,100,000)		1,810,000

U.S. Government Agency Pass-Through Securities — 2.1%

Federal Home Loan Mortgage Corporation — 0.0% (c)
4.38%, 4/1/29, Pool #846367 †	10,886	11,058

Federal National Mortgage Association — 2.1%
2.74%, 6/1/40, Pool #557072 †	12,683	12,632
3.30%, 5/1/34, Pool #784365 †	80,238	82,482
4.33%, 9/1/34, Pool #725897 †	737,890	752,157
3.27%, 6/1/34, Pool #789463 †	256,354	262,931
4.50%, 4/1/13, Pool #254717	375,875	386,983
4.83%, 1/1/35, Pool #810896 †	392,390	401,567
5.04%, 7/1/35, Pool #834933 †	578,229	602,090
5.10%, 11/1/21, Pool #365421 †	38,720	39,451
5.50%, 1/1/10, Pool #687086	9,501	9,601
		2,549,894

Small Business Administration — 0.0% (c)
4.47%, 5/25/15, Pool #502966 †	11,978	12,067

Total U.S. Government Agency Pass-Through Securities (Cost $2,513,231)		2,573,019

U.S. Government Agency Securities — 26.2%

Federal Home Loan Bank — 2.1%
5.00%, 10/2/09	500,000	503,753
4.88%, 5/14/10	2,000,000	2,067,790
		2,571,543

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

U.S. Government Agency Securities - continued
Federal Home Loan Mortgage Corporation — 5.3%
3.25%, 2/25/11	1,500,000	1,550,313
2.75%, 4/11/11	2,000,000	2,056,802
4.63%, 10/25/12	2,500,000	2,709,218
		6,316,333
Federal National Mortgage Association — 18.8%
4.50%, 2/15/11	5,000,000	5,280,920
5.13%, 4/15/11	9,000,000	9,625,797
5.00%, 10/15/11	3,000,000	3,241,758
4.88%, 5/18/12	4,000,000	4,343,260
		22,491,735
Total U.S. Government Agency Securities (Cost $29,749,815)		31,379,611

U.S. Treasury Obligations — 40.0%

U.S. Treasury Note — 40.0%
4.25%, 1/15/11	19,000,000	19,938,125
1.13%, 1/15/12	22,000,000	21,874,534
3.13%, 8/31/13	6,000,000	6,230,628
Total U.S. Treasury Obligations (Cost $48,250,153)		48,043,287

Short-Term Investments — 4.3%

U.S. Government Agency Securities — 2.9%
Federal Home Loan Bank Discount Note,
8/5/09	1,000,000	999,981
9/25/09	1,500,000	1,499,632

Freddie Mac Discount Note,
12/7/09	1,000,000	999,040
		3,498,653

	Shares
Money Markets — 1.4%
Dreyfus Cash Management Plus	1,620,217	1,620,217
Total Short-Term Investments (Cost $5,118,779)		5,118,870

Total Investments		$119,094,707
(Cost $131,200,093) (d) — 99.4%
Other assets in excess of liabilities — 0.6%		662,071
NET ASSETS — 100.0%		$119,756,778

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2009 (Unaudited)

(a)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair valued is $4,108,300, which represents 3.4% of net assets.
(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended.  These securities are considered illiquid, the total aggregate value of which is $3,134,975 or 2.6% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2009.

Futures Contracts — 0.0% (c)

Number of Contracts	Futures Contract	Notional Amount	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
56	September 2009 2-Year U.S. Treasury Note	$ 12,128,375	$ 31,307

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$-	$6,756,516	$2,298,300	$9,054,816
Collateralized Mortgage Obligations	-	15,182,968	-	15,182,968
Corporate Bonds	-	5,932,136	-	5,932,136
Municipal Bonds	-	-	1,810,000	1,810,000
U.S. Government Agency
Pass-Through Securities	-	2,573,019	-	2,573,019
U.S. Government Agency Securities	-	31,379,611	-	31,379,611
Treasury Obligations	-	48,043,287	-	48,043,287
Short-Term Investments	-	5,118,870	-	5,118,870
Total Investments	$-	$114,986,407	$4,108,300	$119,094,707

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$31,307	$-	$-	$31,307

* Other financial instruments are derivative instruments not reflected in total investments.  Amount shown represents unrealized appreciation.

See Notes to Schedule of Portfolio Investments.

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset Backed Securities — 0.8%

Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	203,758	207,118
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.58%, 11/25/15 †	47,416	27,846
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 0.55%, 6/25/33 †	30,971	12,544
Total Asset Backed Securities (Cost $282,125)		247,508

Collateralized Mortgage Obligations — 12.6%

CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 3.44%, 6/25/34 †	90,399	62,013
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	378,639	396,802
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	147,865	164,639
Fannie Mae,
Series 2002-16, Class XU, 5.50%, 4/25/17	1,819,723	1,924,735
Series 2002-49, Class KG, 5.50%, 8/25/17	369,926	391,423
Series 2003-92, Class HP, 4.50%, 9/25/18	321,357	335,331
Freddie Mac, Series 3195, Class PN, 6.50%, 8/15/30	144,759	150,691
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.65%, 4/25/28 †	55,113	45,858
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.74%, 3/25/18 †	123,513	114,007
Sequoia Mortgage Trust, Series 10, Class 1A, 0.69%, 10/20/27 †	70,026	60,855
Washington Mutual, Series 2003-AR1, Class A6, 3.77%, 3/25/33 †	113,190	97,381
Total Collateralized Mortgage Obligations (Cost $3,611,223)		3,743,734

Corporate Bonds — 31.7%

Air & Freight — 0.3%
FedEx Corp., 7.52%, 1/15/18	93,979	100,747

Communications — 6.6%
AT&T Mobility LLC, 6.50%, 12/15/11	420,000	456,966
Cellco Partnership dba Verizon Wireless,
3.75%, 5/20/11 (a)	200,000	206,022
8.50%, 11/15/18 (a)	150,000	190,486
Comcast Cable Holdings, 9.80%, 2/1/12	300,000	346,353
Thomson Reuters Corp., 6.20%, 1/5/12	175,000	188,049
Time Warner Cable, Inc., 6.75%, 7/1/18	250,000	277,873
Verizon Communications, Inc., 5.25%, 4/15/13	260,000	278,805
		1,944,554
Consumer Discretionary — 1.8%
Anheuser-Busch InBev Worldwide, Inc., 6.88%, 11/15/19 (a)	150,000	166,634
CVS Caremark Corp., 6.13%, 8/15/16	200,000	216,705
McDonald's Corp., 8.88%, 4/1/11	125,000	135,291
		518,630
Consumer Staples — 1.5%
ConAgra Foods, Inc., 7.88%, 9/15/10	11,000	11,741
Kellogg Co., 6.60%, 4/1/11	210,000	225,872
Kraft Foods, Inc., 5.63%, 11/1/11	200,000	214,189
		451,802

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Energy — 1.1%
Encana Corp., 6.50%, 5/15/19	130,000	146,522
Marathon Oil Corp., 6.13%, 3/15/12	165,000	175,708
		322,230
Financial — 14.0%
Bank of America Corp.,
7.40%, 1/15/11	120,000	125,920
2.38%, 6/22/12	400,000	404,954
7.63%, 6/1/19	70,000	75,924
Bank One Corp., 10.00%, 8/15/10	230,000	244,976
Berkley Corp., 5.13%, 9/30/10	150,000	145,058
Citigroup, Inc., 6.50%, 1/18/11	115,000	118,246
City National Bank, 6.75%, 9/1/11	250,000	250,642
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	239,555
HSBC Holdings PLC, 6.50%, 5/2/36	150,000	142,569
JPMorgan Chase & Co.,
4.55%, 6/23/10	100,000	103,143
6.30%, 4/23/19	190,000	206,412
Liberty Mutual Group, 4.88%, 2/1/10 (a)	150,000	146,696
MetLife, Inc., 5.38%, 12/15/12	80,000	82,399
Morgan Stanley, 5.95%, 12/28/17	110,000	113,265
Northern Trust Corp., 4.63%, 5/1/14	500,000	528,539
PNC Funding Corp.,
2.30%, 6/22/12	200,000	202,283
5.40%, 6/10/14	200,000	206,354
Svenska Handelsbanken AB, 4.88%, 6/14/14 (a)	100,000	103,331
U.S. Bank NA,
7.13%, 12/1/09	150,000	153,021
6.38%, 8/1/11	150,000	160,601
Wells Fargo Bank NA, 6.45%, 2/1/11	400,000	419,688
		4,173,576
Healthcare — 1.8%
Abbott Laboratories, 5.60%, 11/30/17	200,000	217,281
Schering-Plough Corp., 5.30%, 12/1/13	185,000	200,784
Wyeth, 5.95%, 4/1/37	100,000	106,794
		524,859
Industrial — 0.9%
Honeywell International, 6.13%, 11/1/11	250,000	272,279

Technology — 0.7%
Hewlett-Packard Co., 2.25%, 5/27/11	200,000	202,934

Transportation — 0.4%
Norfolk Southern Corp., 5.90%, 6/15/19	100,000	107,310

Utilities — 2.6%
Duke Energy Corp., 6.30%, 2/1/14	200,000	219,945
Georgia Power Co., 6.00%, 11/1/13	130,000	143,993
Progress Energy, Inc., 6.05%, 3/15/14	200,000	215,710

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Utilities – continued
Virginia Electric & Power Co., 8.88%, 11/15/38	130,000	183,158
		762,806
Total Corporate Bonds (Cost $8,956,434)		9,381,727

Medium Term/Senior Note — 0.8%

Consumer Discretionary — 0.8%
Stanford University, Series A, 6.16%, 4/30/11	225,000	233,390
Total Medium Term/Senior Note (Cost $225,000)		233,390

Sovereign Bond — 1.5%

Canada — 1.5%
Ontario (Province of), 5.13%, 7/17/12	410,000	444,827
Total Sovereign Bond (Cost $438,480)		444,827

U.S. Government Agency Pass-Through Securities — 51.9%

Federal Government Loan Mortgage Corporation — 14.1%
5.00%, TBA 30 years	1,000,000	1,022,500
5.50%, TBA 30 years	2,000,000	2,071,250
6.50%, TBA 30 years	1,000,000	1,066,562
		4,160,312

Federal Home Loan Mortgage Corporation — 1.9%
4.50%, 11/1/18, Pool #B10834	536,150	559,165
5.11%, 4/1/29, Pool #846367 †	11,036	11,211
		570,376

Federal National Mortgage Association — 35.9%
3.93%, 6/1/33, Pool #708318 †	91,555	92,658
4.00%, 1/1/34, Pool #765657 †	79,235	81,803
4.24%, 3/1/34, Pool #776486 †	139,553	142,231
4.50%, 5/1/35, Pool #888482	243,373	246,180
4.50%, 9/1/35, Pool #835760	664,936	671,150
4.61%, 7/1/12, Pool #387461	1,250,000	1,309,764
4.73%, 12/1/12, Pool #385682	437,004	458,270
4.83%, 1/1/35, Pool #810896 †	784,780	803,135
5.00%, TBA 30 years	1,000,000	1,023,125
5.19%, 11/1/21, Pool #365421 †	80,128	81,640
5.50%, 1/1/36, Pool #745428	1,719,133	1,787,118
5.50%, TBA 30 years	1,000,000	1,035,938
6.00%, 1/1/38, Pool #968675	549,355	575,886
6.00%, 6/1/38, Pool #889656	889,038	932,898

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Federal National Mortgage Association – continued
6.50%, 8/1/38, Pool #988065	263,096	281,725
7.00%, TBA 30 years	1,000,000	1,088,438
		10,611,959
Total U.S. Government Agency Pass-Through Securities (Cost $15,005,805)		15,342,647

U.S. Government Agency Securities — 3.0%

Fannie Mae, 4.63%, 10/15/14	350,000	378,097
Tennessee Valley Authority Note, 4.50%, 4/1/18	500,000	512,921
Total U.S. Government Agency Securities (Cost $859,315)		891,018

U.S. Treasury Obligations — 4.0%

U.S. Treasury Bond — 1.4%
3.50%, 2/15/39	490,000	423,468
U.S. Treasury Notes — 2.6%
2.75%, 2/15/19	75,000	70,459
3.125%, 5/15/19	720,000	697,723
		768,182
Total U.S. Treasury Obligations (Cost $1,187,490)		1,191,650

Short-Term Investments — 14.2%

U.S. Government Agency Securities — 7.8%
Federal Home Loan Bank Discount Note,
8/21/09	800,000	799,913
9/25/09	500,000	499,877
Freddie Mac Discount Note,
9/2/09	500,000	499,913
9/21/09	500,000	499,893
		2,299,596

U.S. Treasury Obligations — 2.0%
11/19/2009	600,000	599,649

	Shares
Money Market — 4.4%
Federated Government Obligations Fund	1,318,015	1,318,015
Total Short-Term Investments (Cost $4,217,040)		4,217,260

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Total Investments		$35,693,761
(Cost $34,782,912) (b) — 120.5%

Liabilities in excess of other assets — (20.5%)		(6,063,015)
NET ASSETS — 100.0%		$29,630,746

(a)	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended.
These securities are considered illiquid, the total aggregate value of which is $813,169 or 2.7% of net assets.
(b)	See Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2009.

Futures Contracts — 0.1%

			Unrealized
Number of Contracts	Futures Contract	Notional Amount	Appreciation
			(Depreciation)
Futures Contracts Purchased
8	September 2009 5-Year U.S. Treasury Note	$923,063	$7,410
15	September 2009 10-Year U.S. Treasury Note	1,759,219	6,354
13	September 2009 U.S. Long Bond	1,547,000	25,897
Futures Contracts Sold
-16	September 2009 2-Year U.S. Treasury Note	$3,465,250	$(21,037)
			$18,624

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$-	$247,508	$-	$247,508
Collateralized Mortgage Obligations	-	3,743,734	-	3,743,734
Corporate Bonds	-	9,381,727	-	9,381,727
Medium Term/Senior Note	-	233,390	-	233,390
Sovereign Bond	-	444,827	-	444,827
U.S. Government Agency
Pass-Through Securities	-	15,342,647	-	15,342,647
U.S. Government Agency Securities	-	891,018	-	891,018
Treasury Obligations	-	1,191,650	-	1,191,650
Short-Term Investments	-	4,217,260	-	4,217,260
Total Investments	$-	$35,693,761	$-	$35,693,761

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$18,624	$-	$-	$18,624

*Other financial instruments are derivative instruments not reflected in total investments.  Amounts shown represents unrealized appreciation (depreciation)

See Notes to Schedule of Portfolio Investments.

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7%

Basehor Kansas, GO, 4.00%, 9/1/10, Callable 9/1/09 @ 100	750,000	750,983
Bel Aire Kansas, GO, Series A, 4.50%, 6/1/12, Callable 12/1/09 @ 100	1,000,000	1,009,390
Burlington Environmental Improvement Revenue, Series K, 5.25%,
12/1/23, Putable, XLCA	1,000,000	1,015,530
Butler & Sedgwick County, School District #385, GO
5.00%, 9/1/18, Callable 9/1/15 @ 100, MBIA	2,000,000	2,126,760
5.60%, 9/1/12, FSA	1,775,000	1,977,386
Butler County, School District #490, GO
Series B, 5.00%, 9/1/23, Callable 9/1/15 @ 100, FSA	500,000	529,470
Series B, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FSA	395,000	416,531
Series B, 5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FSA	690,000	808,232
Cherokee County, COP, 5.00%, 12/1/21, Callable 12/1/15, MBIA	1,170,000	1,272,855
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	800,837
5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	451,176
Coffeyville Comunity College, Series A, 5.05%, 10/1/25, Pre-refunded
10/1/15 @ 100	1,975,000	2,253,356
Coffeyville Kansas, GO, Series 1, 3.25%, 11/1/11, Callable
11/1/10 @100	500,000	511,935
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable
10/1/13 @ 100, MBIA	1,310,000	1,453,497
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,055,511
Franklin County COP, Mental Health, Callable 9/1/13 @ 100	750,000	769,223
Franklin County, School District #289, GO, Series A, 5.35%, 9/1/11,
Sinkable, FSA	175,000	191,217
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 8/3/09 @
100, MBIA, OID	455,000	455,000
Geary County, School District #475, GO
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	881,035
5.25%, 9/1/20, Pre-refunded 9/1/15 @ 100, MBIA	2,025,000	2,394,441
5.25%, 9/1/22, Pre-refunded 9/1/15 @ 100, MBIA	1,650,000	1,951,026
Gray County, School District #102, GO
5.00%, 9/1/15, Callable 9/1/09 @ 100	800,000	800,328
6.80%, 9/1/15, Callable 9/1/09 @ 100	10,000	10,003
Harvey County, School District #373, GO
4.80%, 9/1/18, Callable 10/13/09 @ 100, FSA, OID	635,000	635,870
5.00%, 9/1/22, Callable 9/1/18 @ 100, MBIA	1,700,000	1,769,105
Hoisington Public Building Corp., Health Care Facilities Revenue, 5.00%,
11/1/23, Callable 11/1/14 @ 100, AMBAC	1,700,000	1,764,056
Johnson County Community College, Student Commons & Parking
Revenue, 5.00%, 11/15/24, Callable 11/15/12 @ 100, AMBAC	1,000,000	1,031,000
Johnson County, GO, Series B, 4.50%, 9/1/13, Pre-refunded 9/1/09 @ 100	1,230,000	1,381,967
Johnson County, Park & Recreation Foundation Revenue
5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,048,170
COP, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	907,019
Johnson County Public Building Common Lease Revenue, 4.00%, 9/1/22,
Callable 9/1/19 @100	415,000	427,682
Johnson County, School District #231, GO
Series A, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,097,086
Series B, 5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC	1,070,000	1,103,020
Johnson County, School District #232, GO
5.00%, 3/1/15, MBIA	500,000	553,115
Series A, 4.35%, 9/1/14, Callable 9/1/13 @ 100, FGIC	600,000	639,834
Series A, 5.25%, 9/1/20, Callable 9/1/15 @ 100, FSA	1,325,000	1,435,744
Series A, 5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA	1,000,000	1,064,550
Johnson County, School District #233, GO
Series A, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,003,320
Series B, 5.50%, 9/1/14, FGIC	325,000	376,035

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (Continued)

Johnson County, Water District #1
5.00%, 12/1/13, Callable 12/1/11 @ 100	750,000	809,498
5.00%, 6/1/12, Callable 12/1/11 @ 100	1,000,000	1,085,790
Kingman County Electric Utility System Revenue, 5.50%, 9/1/23, Pre-
refunded 9/1/12 @ 100, OID	300,000	336,762
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-
refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,636,619
La Cygne, Environmental Improvements Revenue, Kansas City Power
and Light, 4.05%, 3/1/15, XLCA	382,000	397,058
Lawrence Hospital Revenue, Lawrence Memorial Hospital
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	594,177
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,022,350
Lawrence, Water & Sewer System Revenue, 4.30%, 11/1/22, Callable
11/1/18 @ 100	235,000	239,296
Leavenworth County
School District #458, GO, Series A, 5.25%, 9/1/28, Callable 9/1/19 @ 100	1,250,000	1,324,175
School District #464, GO, Series A, 5.00%, 9/1/25, Pre-refunded 9/1/15
@ 100, MBIA	1,380,000	1,616,463
School District #469, GO, Series A, 5.00%, 9/1/24, Pre-refunded 9/1/15
@ 100, FGIC	2,400,000	2,803,752
Leawood Kansas, GO
Series A, 5.25%, 9/1/16, Pre-refunded 9/1/09 @ 100	340,000	341,200
Series B, 4.20%, 9/1/23, Callable 9/1/17 @ 100	565,000	582,555
Lenexa Health Care Facilities Revenue, 6.88%, 5/15/32, Pre-refunded
5/15/12 @ 101, OID	1,500,000	1,745,895
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	275,223
Maize Public Building Commission Revenue, Series A, 5.25%, 5/1/25,	1,000,000	1,006,180
Callable 5/1/11 @ 100
Maize Water System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	1,018,720
Manhattan Kansas, GO, Series A, 4.50%, 11/1/17	400,000	448,144
Miami County, School District #367, GO, Series A, 5.00%, 9/1/25,
Callable 9/1/15 @ 100, FSA	1,310,000	1,373,483
Miami County, School District #416, GO
4.00%, 9/1/15, MBIA	900,000	981,963
5.00%, 9/1/20, Callable 9/1/16 @ 100, MBIA	1,125,000	1,207,283
Newton, GO, Series A, 5.00%, 9/1/24, Callable 9/1/14 @ 100, MBIA	1,000,000	1,044,070
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12,
Callable 10/13/09 @ 100	535,000	535,139
Olathe, Health Facilities Revenue, Olathe County Hospital
5.13%, 9/1/22, Callable 9/1/17 @ 100	1,315,000	1,293,434
Series A, 4.13%, 9/1/37, Callable 3/1/12 @ 100†	1,500,000	1,520,985
Olathe, Special Obligation, Tax Increment Revenue
4.75%, 3/1/11, Sinkable 9/1/09 @ 100	645,000	601,611
5.00%, 3/1/16, Sinkable 9/1/11 @ 100	500,000	383,020
5.45%, 9/1/22, Callable 3/1/17 @ 100, OID	660,000	506,794
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	678,951
Pittsburg, Special Obligation, Tax Increment Revenue, 4.90%, 4/1/24,
Callable 4/1/16 @ 100, OID	1,245,000	802,477
Pratt, Kansas Electric System Revenue, Series 2001-1, 5.25%, 5/1/18,
Pre-refunded 5/1/10 @ 100, AMBAC	250,000	258,480
Reno County, School District #308, GO, Series A, 5.00%, 9/1/16, MBIA	1,000,000	1,109,090
Rice County COP, 5.30%, 12/1/19, Pre-refunded 12/1/09 @ 100, MBIA, OID	1,425,000	1,447,458
Rice County, School District #444, GO, 5.08%, 9/1/14, Callable 10/9/09 @ 100	755,000	755,008
Riley County, School District #383, GO
5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,063,300
5.00%, 9/1/23, Callable 9/1/19 @100	1,000,000	1,086,530
Roeland, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100, OID	500,000	419,075

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (Continued)

Salina, Hospital Revenue, Salina Regional Health Center
5.00%, 10/1/20, Callable 4/1/16 @ 100	460,000	458,027
5.00%, 10/1/23, Callable 4/1/16 @ 100	470,000	447,971
Saline County, School District #305, GO
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	220,000	232,602
5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100, FSA	780,000	838,266
Scott County, School District #466, GO, 5.25%, 9/1/17, Pre-refunded
9/1/12 @ 100, FGIC	400,000	450,528
Sedgwick & Shawnee, Single Family Revenue
Series A-2, 6.70%, 6/1/29, Sinkable 12/1/16, GNMA	120,000	123,421
Series B-1, 8.05%, 5/1/14, GNMA	15,000	15,178
Sedgwick County, Public Building Common Revenue
4.00%, 8/1/15, Callable 8/1/14 @ 100	500,000	533,520
5.25%, 8/1/26, Callable 8/1/18 @ 100	130,000	141,452
Sedgwick County, School District #259, GO, 5.00%, 10/1/21, Callable
10/1/18 @ 100	1,000,000	1,102,580
Sedgwick County, School District #260, GO
5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,607,377
5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,687,998
Sedgwick County, School District #261, GO
4.00%, 11/1/13, FSA	500,000	550,495
4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,540,997
5.00%, 11/1/19, Callable 11/1/17 @ 100, FSA	1,000,000	1,105,750
Sedgwick County, School District #266, GO
5.00%, 9/1/16, MBIA	150,000	166,364
5.00%, 9/1/17	100,000	110,392
Sedgwick County, Single Family Revenue, Series A-2, 6.50%, 12/1/16,
Sinkable 12/1/09, GNMA	15,000	15,476
Shawnee County COP, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,704,288
Shawnee County Kansas, Correction Lake Project, 5.00%, 9/1/23,
Callable 9/1/15 @ 100	1,840,000	1,902,173
Shawnee County, School District #501, 5.00%, 8/1/13, FSA	1,000,000	1,132,530
Shawnee County, Series A, GO, 5.00%, 9/1/19, Callable 9/1/15 @ 100, FSA	700,000	756,175
State, Department of Transportation, Highway Revenue
5.50%, 9/1/14, Escrowed to maturity	1,000,000	1,182,840
Series A, 5.00%, 3/1/20, Callable 3/1/14 @ 100	1,000,000	1,075,530
Series A, 5.00%, 9/1/11	415,000	450,927
Series B-1, 4.30%, 9/1/21, Callable 9/1/18 @ 100	150,000	157,115
Series B-2, 5.00%, 9/1/22, Callable 9/1/18 @ 100	2,500,000	2,756,575
Series B-3, 5.00%, 9/1/23, Callable 9/1/18 @ 100	510,000	558,215
Series B-4, 5.00%, 9/1/24, Callable 9/1/18 @ 100	280,000	304,004
State, Development Finance Authority Health Facilities Revenue
Hays Medical Center, Inc., Series L, 5.00%, 11/15/22, Callable 11/15/15
@ 100	500,000	483,475
Hays Medical Center, Inc., Series M, 3.75%, 5/15/26, MBIA†	1,435,000	1,451,402
St. Lukes/Shawnee Mission Health System, Inc., 5.38%, 11/15/16,
Callable 10/9/09 @ 100, MBIA, OID	500,000	500,535
Stormont-Vail Healthcare Inc., Series K, 5.75%, 11/15/12, Callable
11/15/11 @ 100, MBIA	1,000,000	1,074,020
Stormont-Vail Healthcare, Inc., 5.00%, 11/15/27, Callable 11/15/17 @
100, MBIA	1,875,000	1,686,075
Stormont-Vail Healthcare, Inc., Series E, 5.25%, 11/15/23†	1,000,000	1,020,340
State, Development Finance Authority, Hospital Revenue
Adventist Health, 5.25%, 11/15/21, Callable 11/15/19 @100	1,000,000	1,027,920
Adventist Health, 5.50%, 11/15/22, Callable 11/15/19 @ 100	1,000,000	1,039,720
State, Development Finance Authority Housing Development Revenue,
5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,031,830
State, Development Finance Authority, Lease Revenue Department of
Administration, Series J2, 0.38%, 12/1/34, Sinkable†	680,000	680,000

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (Continued)

State, Development Finance Authority, Lease Revenue, Department of
Juvenile Justice Authority, Series D, 5.25%, 5/1/16, Callable 5/1/11 @
100, MBIA	1,275,000	1,334,912
State, Development Finance Authority Revenue
5.00%, 8/1/11, AMBAC	380,000	410,092
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	501,390
5.00%, 8/1/11, Escrowed to maturity, AMBAC	120,000	130,199
5.00%, 4/1/13, Escrowed to maturity, FGIC	150,000	169,691
5.00%, 5/1/13, MBIA	500,000	563,000
5.00%, 10/1/14	350,000	403,225
5.00%, 4/1/15, FGIC	250,000	279,995
5.00%, 5/1/16, Callable 5/1/15 @ 100, MBIA	205,000	227,029
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	644,212
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	396,455
5.00%, 4/1/18, Pre-refunded 4/1/14 @ 101, FGIC	130,000	149,880
5.00%, 4/1/19, Callable 10/9/09 @ 100, AMBAC, OID	1,000,000	1,000,020
5.00%, 10/1/20, Callable 4/1/13 @ 102, AMBAC	200,000	212,480
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	900,000	976,032
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,164,633
5.00%, 10/1/21, Callable 4/1/13 @ 102, AMBAC	2,750,000	2,910,407
5.00%, 10/1/21, Callable 10/1/15 @ 100	1,270,000	1,420,190
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	539,600
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,223,459
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	1,053,260
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	2,041,060
5.50%, 8/1/15, Pre-refunded 8/1/11 @ 100, MBIA	1,500,000	1,637,580
5.50%, 3/1/16, Callable 3/1/11 @ 100, AMBAC	650,000	681,408
Commerce Impact Program, 4.00%, 6/1/17	495,000	516,691
Energy Conservation Project, Series J, 5.40%, 4/1/10, Callable 10/9/09
@ 100	70,000	70,008
Series A, 4.00%, 3/1/16	700,000	761,936
Series A, 5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	542,954
Series J, 5.25%, 8/1/19, Callable 8/1/13 @ 100, AMBAC	410,000	433,989
Series K, 5.25%, 11/1/21, Callable 11/1/17 @ 100, MBIA	250,000	275,608
Series K, 5.25%, 11/1/26, Callable 11/1/17 @ 100, MBIA	1,200,000	1,284,324
Series L, 5.13%, 11/1/25, Callable 11/1/18 @ 100	100,000	107,413
Series N, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	544,355
Series N, 5.25%, 10/1/17, Callable 10/1/12 @ 100, AMBAC	1,250,000	1,315,138
Series N, 5.25%, 10/1/18, Callable 10/1/12 @ 100, AMBAC	1,610,000	1,686,040
Series N, 5.25%, 10/1/22, Callable 10/1/12 @ 100, AMBAC	1,960,000	2,023,622
Series TR, 5.00%, 6/1/15, Callable 6/1/14 @ 100	930,000	1,023,419
Series TR, 5.00%, 10/1/16	1,585,000	1,843,101
Sisters of Charity Leavenworth, 5.00%, 12/1/25, Callable 10/9/09 @
100, MBIA, OID	735,000	735,860
State, Development Finance Authority Revenue, University of Kansas Athletic Facility
5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,061,870
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,281,473
Series C, 5.00%, 6/1/28, Callable 6/1/15 @ 100	2,475,000	2,508,512
State, Development Finance Authority Water Pollution Control Revenue
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,082,360
5.00%, 11/1/24, Callable 11/1/13 @ 100	1,000,000	1,043,730
5.25%, 11/1/10	650,000	686,160
5.25%, 5/1/11, Callable 10/9/09 @ 100	320,000	320,422
5.50%, 11/1/13, Callable 11/1/12 @ 100	900,000	1,024,101
5.50%, 11/1/15	200,000	238,530
5.50%, 11/1/19, Callable 11/1/12 @ 100	960,000	1,040,304

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (Continued)

State, Development Finance Authority, Water Supply Revenue
5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,823,032
6.00%, 4/1/27, Callable 4/1/13 @ 100	2,000,000	2,129,760
State, Independent College Finance Authority, Newman University,
6.00%, 10/1/21, Callable 10/9/09 @ 100	1,500,000	1,500,465
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20,
Callable 9/1/14 @ 101, FSA	500,000	529,895
Sumner County, School District #357, GO, 5.55%, 9/1/13, Callable
10/9/09 @ 100, AMBAC, OID	95,000	95,001
Topeka Public Building Common Revenue, Series A, 5.00%, 6/1/13, MBIA	1,140,000	1,286,296
University of Kansas Hospital Authority Health Facilities Revenue
5.00%, 9/1/21, Callable 9/1/16 @ 100	1,000,000	983,070
5.25%, 9/1/13, Pre-refunded 9/1/12 @ 100	450,000	505,386
5.50%, 9/1/11, Escrowed to maturity	300,000	328,656
5.63%, 9/1/27, Pre-refunded 9/1/12 @ 100, OID	275,000	311,952
5.63%, 9/1/32, Pre-refunded 9/1/12 @ 100, OID	1,100,000	1,247,807
6.00%, 9/1/16, Pre-refunded 9/1/12 @ 100	1,120,000	1,283,127
Series A, 5.40%, 9/1/13, Pre-refunded 9/1/09 @ 100, AMBAC, OID	275,000	275,952
Series A, 5.50%, 9/1/15, Pre-refunded 9/1/09 @ 100, AMBAC, OID	1,645,000	1,650,806
Washburn University Revenue, Series B, 5.50%, 7/1/16, Callable 1/1/10
@ 100, AMBAC	250,000	252,875
Wichita, Hospital Facilities Revenue
Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	305,346
Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	345,231
Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	514,120
Series III, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	778,710
Series XI, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	700,000	709,856
Series XI, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,017,220
Series XI, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,030,760
Wichita, Sales Tax Revenue, GO, 5.00%, 10/1/12	2,325,000	2,598,512
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/12, Callable 10/9/09 @ 100, FGIC, OID	2,000,000	2,001,180
5.00%, 10/1/12, FGIC, GO	1,000,000	1,111,060
5.00%, 10/1/13, FGIC	800,000	892,856
5.25%, 10/1/15, Callable 10/1/13 @ 100, FGIC	350,000	382,543
5.25%, 10/1/17, Callable 10/1/13 @ 100, FGIC	2,000,000	2,134,979
Series A, 5.00%, 10/1/29, Callable 10/1/19 @ 100	750,000	767,348
Series B, 5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	548,670
Wyandotte County
School District #202, Series A, GO, 5.00%, 9/1/13, AMBAC	1,000,000	1,106,010
School District #204, Series A, GO, 5.00%, 9/1/24, Callable 9/1/15 @
100, FGIC	1,000,000	1,024,670
Wyandotte County, Government Transportation Development Revenue
Cabelas Project, 5.00%, 12/1/21, Callable 6/1/16 @ 100, OID	1,195,000	1,084,104
Legends Village West Project, 4.60%, 10/1/16, Sinkable 10/1/09 @ 100	225,000	182,945
Legends Village West Project, 4.88%, 10/1/28, Callable 10/1/16 @ 100, OID	475,000	304,105
Wyandotte County, Government Utility System Revenue
4.75%, 8/1/34, Callable 8/1/11 @ 103, SPA	2,460,000	2,500,712
4.75%, 9/1/18, Callable 10/9/09 @ 101, MBIA, OID	2,000,000	2,011,300
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,110,683
Series A, 5.00%, 9/1/24, Callable 3/1/19 @100, BHAC	200,000	220,622
Series B, 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	470,000	484,189

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.7% (Continued)

Wyandotte County, School District #500, GO
5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,970,121
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,136,040
5.50%, 9/1/16, Pre-refunded 9/1/12 @ 100, FSA	300,000	339,669
Total Municipal Bonds (Cost $194,553,379)		198,919,156

Money Market — 1.7%

	Shares

Federated Tax-Exempt Money Market Fund	3,399,209	3,399,209
Total Money Market (Cost $ 3,399,209)		3,399,209

Total Investments		$202,318,365
(Cost $197,952,588) (a) — 98.4%
Other assets in excess of liabilities — 1.6%		3,312,754
Net Assets — 100.0%		$205,631,119

(a) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation(depreciation) of securities.
 † -  Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2009.
AMBAC – Insured by American Municipal Bond Insurance Corp.
BHAC – Insured by Berkshire Hathaway Assurance Corp.
COP – Certificate of Participation
FGIC – Insured by Financial Guaranty Insurance Co.
FSA – Insured by Federal Security Assurance
GNMA – Government National Mortgage Association
GO – General Obligation
MBIA – Insured by Municipal Bond Insurance Organization
OID – Original Issue Discount
SPA – Stand-by Bond Purchase Agreement
XLCA – Insured by XL Capital Assurance

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2009 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments in Securities - Assets
Municipal Bonds	$-	$198,919,156	$-	$198,919,156
Mutual Fund	-	3,399,209	-	3,399,209
	$-	$202,318,365	$-	$202,318,365

See Notes to Schedule of Portfolio Investments.

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Security Description		Principal	Value ($)
Asset-Backed Securities — 11.2%

Credit Cards — 10.4%
Citibank Credit Card Issuance Trust (United States), 5.375%, 4/11/11	EUR	650,000	908,376
Citibank Credit Card Issuance Trust, Series 2004-A2, Reg S,Class A (United States), 1.347%, 5/24/13†	EUR	700,000	902,023
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A (United States), 5.600%, 7/17/14†	EUR	1,100,000	1,471,484
MBNA Credit Card Trust (United States), 4.500%, 1/17/14	EUR	1,000,000	1,220,935
			4,502,818

Home Equity Loans — 0.0%*
Chase Funding Mortgage Loan, Series 2002-2, Class 2A1 (United States), .814%, 5/25/32†	USD	24,559	18,125

Non-U.S. Residential — 0.8%
Granite Master Issuer PLC, Series 2005-1, Class A5, Reg S, (United Kingdom), 1.038%, 12/20/54 (b)†	EUR	294,285	312,682
Southern Pacific Securities, Series 2005-1X, Class A2A, Reg S, (United Kingdom), 1.431%, 6/10/43†	EUR	11,921	16,747
			329,429
Total Asset-Backed Securities (Cost $4,598,509)			4,850,372

Corporate Obligations — 20.8%

Automobile Manufacturing — 0.9%
BMW Finance NV (Netherlands), 3.875%, 4/6/11	EUR	130,000	188,898
Daimler North America Corp.(United States), 4.125%, 11/18/09	USD	130,000	186,289
			375,187
Communications — 0.5%
Bertelsmann US Finance (United States), 4.625%, 6/3/10	EUR	160,000	231,129

Diversified Holding Company — 0.6%
EADS Finance BV (Netherlands), 4.625%, 3/3/10	EUR	180,000	259,603

Financial — 15.0%
Bank of Scotland PLC (United Kingdom), 5.500%, 10/29/12	EUR	350,000	486,852
Barclays Bank PLC (United Kingdom), 4.250%, 10/27/11	EUR	360,000	539,886
BK Nederlandse Gemeenten (Netherlands), 4.000%, 7/15/14	EUR	100,000	148,578
Credit Suisse London (Switzerland), 6.125%, 8/5/13	EUR	450,000	701,588
Danske Bank (Denmark), 5.125%, 11/12/12†	EUR	100,000	139,005
HSBC France (France), 5.750%, 6/19/13	EUR	350,000	543,943
HSBC Holdings PLC, (United Kingdom), 6.250%, 3/19/18	GBP	150,000	231,457
ING Bank NV, (Netherlands), 3.375%, 3/3/14	EUR	1,000,000	1,440,479
Intesa Sanpaolo SpA (Italy), 6.375%, 4/6/10	EUR	280,000	406,578
JPMorgan Chase & Co. (United States), 4.375%, 11/12/19†	EUR	100,000	134,008
JPMorgan Chase Bank NA (United States), 4.625%, 5/31/17†	EUR	100,000	140,027

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Security Description		Principal	Value ($)
Corporate Obligations — 20.8% (continued)

Financial — 15.0% - (continued)
KFW (Germany), 4.000%, 4/8/11	EUR	730,000	1,080,397
Rabobank Nederland, (Netherlands), 4.750%, 1/15/18	EUR	150,000	222,034
Skandinaviska Enskilda (Sweden), 4.125%, 5/28/15†	EUR	170,000	229,133
			6,443,965
Industrial — 0.6%
Compagnie de Saint-Gobain (France), 6.500%, 3/17/10	EUR	120,000	172,345
Rolls-Royce PLC (United Kingdom), 4.500%, 3/16/11	EUR	60,000	88,397
			260,742
Pharmaceuticals — 0.6%
Merck-Finanz AG (Germany), 3.750%, 12/7/12	EUR	190,000	278,579

Telecommunications — 1.7%
France Telecom, (France), 5.625%, 5/22/18	EUR	150,000	237,176
SES Global SA (Luxembourg), 4.000%, 3/15/11	EUR	180,000	258,688
Telecom Italia Fin SA (Italy), 7.000%, 4/20/11	EUR	170,000	261,200
			757,064
Utilities — 0.9%

Dong Energy, (Denmark), 4.625%, 6/21/11	EUR	100,000	148,101
Gaz Capital SA, Reg S, (Russian Federation), 5.030%, 2/25/14 (b)	EUR	190,000	253,541
			401,642
Total Corporate Obligations (Cost $8,358,248)			9,007,911

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Security Description		Principal	Value ($)
Sovereign Obligations — 57.9%

Australia — 0.4%
Australian Government, 5.250%, 3/15/19	AUD	210,000	170,970

Belgium — 8.1%
Belgium Kingdom, 4.000%, 3/28/18	EUR	930,000	1,363,355
Belgium Kingdom, Series 55, 4.000%, 3/28/19	EUR	1,487,000	2,160,828
			3,524,183
Canada — 5.9%
Canada Treasury Bill, 9/3/09	CAD	2,000,000	1,856,142
Canadian Government, 3.500%, 6/1/13	CAD	390,000	377,344
Canadian Government, 5.000%, 6/1/37	CAD	293,000	319,898
			2,553,384
France — 0.4%
France (Gov't. of), 5.000%, 4/25/12	EUR	20,000	30,939
France (Gov't. of), 5.000%, 10/25/16	EUR	65,000	104,017
France (Gov't. of), 5.750%, 10/25/32	EUR	27,000	47,556
			182,512
Germany — 1.3%
Bundesrepublic Deutschland, 4.500%, 1/4/13	EUR	30,000	46,185
Bundesrepublic Deutschland, 4.000%, 1/4/37	EUR	355,000	502,126
			548,311
Greece — 9.4%
Hellenic Republic, 3.800%, 3/20/11	EUR	1,100,000	1,623,137
Hellenic Republic, 6.000%, 7/19/19	EUR	1,540,000	2,449,338
			4,072,475
Italy — 2.5%
Buoni Poliennali Del Tesoro, 4.500%, 8/1/18	EUR	235,000	350,362
Buoni Poliennali Del Tesoro, 5.750%, 2/1/33	EUR	470,000	735,501
			1,085,863

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Security Description		Principal	Value ($)
Sovereign Obligations — 57.9% (continued)

Japan — 16.5%
Japan Government 5 Year Issue Series 70, 0.800%, 3/20/13	JPY	293,000,000	3,128,878
Japan Government 10 Year Issue Series 279, 2.000%, 3/20/16	JPY	99,000,000	1,117,709
Japan Government 10 Year Issue Series 293, 1.800%, 6/20/18	JPY	102,000,000	1,126,452
Japan Government 20 Year Issue Series 90, 2.200%, 9/20/26	JPY	114,000,000	1,236,974
Japan Government 30 Year Issue Series 25, 2.300%, 12/20/36	JPY	55,000,000	577,857
			7,187,870
Netherlands — 0.4%
Netherlands Government, 2.500%, 1/15/12	EUR	110,000	159,877

Poland — 0.5%
Poland Government Series 1015, 6.250%, 10/24/15	PLN	640,000	226,888

Singapore — 1.6%
Singapore Government, 2.500%, 6/1/19	SGD	980,000	682,157

United Kingdom — 10.9%
United Kingdom Treasury, 4.500%, 3/7/13	GBP	2,220,000	3,931,068
United Kingdom Treasury, 4.000%, 9/7/16	GBP	60,000	104,127
United Kingdom Treasury, 4.250%, 12/7/55	GBP	440,000	707,241
			4,742,436
Total Sovereign Obligations (Cost $23,174,631)			25,136,926

Short Term Investments — 7.8%

U.S. Government Agency Securities — 6.3%
Fannie Mae Discount Note (United States), 9/4/09	USD	553,000	552,901
Fannie Mae Discount Note (United States), 9/30/09	USD	500,000	499,887
Freddie Mac Discount Note (United States), 8/5/09	USD	400,000	399,991
Freddie Mac Discount Note (United States), 8/18/09	USD	1,000,000	999,914
Freddie Mac Discount Note (United States), 9/8/09	USD	300,000	299,936
			2,752,629

		Shares
Money Market — 1.5%
Dreyfus Cash Management Plus	USD	629,668	629,668

Total Short Term Investments (Cost $ 3,382,253)			3,382,297

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Security Description	Principal	Value ($)

Total Investments		$42,377,506
(Cost $39,513,641) (a) — 97.7%

Other assets in excess of liabilities — 2.3%		985,971
Net Assets — 100.0%		$43,363,477

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities.
(b)	These securities have been determined to be illiquid.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2009.
Reg S
In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144A.  These securities are valued at $1,484,993, or 3.4% of net assets.

*	Rounds to less than 0.05%.

Futures Contracts― 0.3%
			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
5	September 2009 Canadian 10-Year Bond	602,250	$(6,092)
7	September 2009 Euro-BOBL	813,050	19,291
31	September 2009 Euro-Bund	3,783,240	103,505
7	September 2009 Euro-BUXL	686,140	53,859
2	September 2009 Japan 10-Year Bond	276,040,000	43,519
2	September 2009 U.S. 5-Year Note	230,766	(2,130)
2	September 2009 U.S. 2-Year Note	433,156	(973)

Futures Contracts Sold
-5	September 2009 Long Gilt	587,100	1,042
-35	September 2009 U.S. 10-Year Note	4,104,844	(68,636)

			$143,385

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Forward Foreign Exchange Contracts ― 0.3%

					Unrealized
	Contract To				Appreciation
Value Date	Receive		Deliver		(Depreciation)

10/07/2009	AUD	569,457	USD	454,371	$19,678
10/07/2009	CAD	246,394	USD	212,707	16,203
10/07/2009	CHF	249,347	EUR	165,000	(1,761)
10/07/2009	CZK	1,580,538	USD	85,127	2,963
10/07/2009	DKK	1,616,505	USD	305,409	3,751
10/07/2009	EUR	2,117,930	USD	2,967,629	52,290
10/07/2009	EUR	343,000	JPY	45,131,477	11,658
10/07/2009	EUR	80,000	GBP	69,280	(1,685)
10/07/2009	GBP	135,634	USD	188,963	37,661
10/07/2009	GBP	26,000	CHF	46,502	(106)
10/07/2009	JPY	595,543,427	USD	6,239,770	60,144
10/07/2009	JPY	10,946,664	EUR	81,000	302
10/07/2009	KRW	1,021,847,300	USD	808,819	23,562
10/07/2009	MXN	2,326,950	USD	174,251	320
10/07/2009	NOK	1,627,068	USD	220,599	44,440
10/07/2009	NOK	741,653	EUR	84,000	1,036
10/07/2009	NZD	358,645	USD	232,283	4,262
10/07/2009	PLN	678,897	EUR	162,000	1,225
10/07/2009	SEK	2,681,933	USD	348,978	22,936
10/07/2009	SEK	721,000	JPY	8,973,789	5,055
10/07/2009	USD	348,281	CHF	376,464	(4,273)
10/07/2009	USD	5,345,604	EUR	3,806,096	(81,442)
10/07/2009	USD	1,416,814	GBP	857,117	(15,294)
10/07/2009	USD	817,045	JPY	77,549,899	(3,311)
10/07/2009	USD	880,953	CAD	1,018,984	(65,724)
10/07/2009	USD	48,260	PLN	157,448	(4,569)
10/07/2009	USD	565,386	SGD	819,646	(4,240)
10/07/2009	USD	120,222	NZD	185,000	(1,796)
10/07/2009	ZAR	1,023,514	USD	129,813	356

					$123,641

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2009 (Unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czeck Krona
DKK	Danish Krone
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Asset-Backed Securities	$-	$4,850,372	$-	$4,850,372
Corporate Obligations	-	9,007,911	-	9,007,911
Sovereign Obligations	-	25,136,926	-	25,136,926
Government Bonds	-	2,752,629	-	2,752,629
Mutual Fund	-	629,668	-	629,668
Total Investments	$-	$42,377,506	$-	$42,377,506

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$143,385	$-	$-	$143,385
Forward Currency Contracts	-	123,641	-	123,641

*Other financial instruments are derivative instruments not reflected in total investments.  Amounts shown represents unrealized appreciation.

See Notes to Schedule of Portfolio Investments.

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.4%

U.S. Treasury Inflation-Indexed Bonds — 36.5%
2.38%, 1/15/25	10,777,085	10,989,265
2.00%, 1/15/26	9,163,117	8,888,223
3.63%, 4/15/28	6,200,649	7,456,280
2.50%, 1/15/29	1,484,010	1,550,328
3.88%, 4/15/29	6,048,534	7,564,448
		36,448,544
U.S. Treasury Inflation-Indexed Notes — 62.9%
0.88%, 4/15/10	1,072,313	1,074,659
3.00%, 7/15/12	3,567,900	3,767,481
1.88%, 7/15/13	12,120,155	12,343,626
2.00%, 7/15/14	10,482,133	10,688,505
1.63%, 1/15/15	5,677,792	5,656,500
1.88%, 7/15/15	18,249,376	18,460,376
2.50%, 7/15/16	8,407,269	8,825,009
2.63%, 7/15/17	1,702,388	1,817,299
		62,633,455
Total U.S. Treasury Inflation-Indexed Securities (Cost $94,748,358)		99,081,999

Money Market — 0.1%

	Shares

Dreyfus Cash Management Plus	127,013	127,013
Total Money Market (Cost $127,013)		127,013

Total Investments		$99,209,012
(Cost $94,875,371) (a) — 99.5%
Other assets in excess of liabilities — 0.5%		518,168
NET ASSETS — 100.0%		$99,727,180

(a)  See Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities.

Futures Contracts - (0.1)%			$
			Unrealized
Number of Contracts	Futures Contract	Notional Amount	Appreciation
			(Depreciation)
Futures Contracts Sold
-1	September 2009 10-Year U.S. Treasury Note	$117,281	$29
-32	September 2009 U.S. Long Bond	3,808,000	(73,986)

			$(73,957)

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2009 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Treasury Bonds	$-	$36,448,544	$-	$36,448,544
Treasury Notes	-	62,633,455	-	62,633,455
Mutual Fund	-	127,013	-	127,013
Total Investments	$-	$99,209,012	$-	$99,209,012

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(73,957)	$-	$-	$(73,957)

*Other financial instruments are derivative instruments not reflected in total investments.  Amounts shown represents unrealized depreciation.

See Notes to Schedule of Portfolio Investments.

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

	Shares or
Security Description	Principal($)	Value($)
Common Stocks — 29.1%
Basic Materials — 2.0%
Agrium, Inc.	112	5,147
AK Steel Holding Corp.	300	5,901
Allegheny Technologies, Inc.	300	8,124
AngloGold Ashanti Ltd. - ADR	200	7,840
Antofagasta PLC	1,283	16,224
Barrick Gold Corp.	160	5,587
BASF SE	459	22,903
Cameco Corp.	123	3,380
Cemex SAB de C.V. - SADR	624	5,859
CF Industries Holdings, Inc.	100	7,894
Companhia Siderurgica Nacional S.A. - SADR	300	7,680
Eastman Chemical Co.	300	14,898
Eurasian Natural Resources Corp.	1,206	17,395
Fletcher Building Ltd.	716	3,404
Gerdau S.A. - SADR	500	5,835
Gold Corp., Inc.	150	5,699
Gold Fields Ltd. - SADR	500	6,030
Incitec Pivot Ltd.	7,089	16,364
Koninklijke Boskalis Westminster	306	7,652
Koninklijke DSM NV	393	14,048
Mechel - SADR	200	2,136
Orica Ltd.	904	16,981
OZ Minerals Ltd.	12,230	11,456
POSCO - ADR	200	20,214
Rautaruukki OYJ	102	2,207
Sigma-Aldrich Corp.	300	15,225
Teck Cominco Ltd. (a)	531	13,974
Tenaris S.A. - ADR	200	6,064
ThyssenKrupp AG	340	10,447
United States Steel Corp.	200	7,950
Vale SA	1,600	27,519
Vale SA - SADR	1,100	21,703
Voestalpine AG	201	5,578
		349,318
Communications — 3.2%
Alcatel-Lucent (a)	2,957	8,176
America Movil SAB de C.V. - ADR	600	25,806
AT&T, Inc.	1,700	44,591
China Mobile Ltd. - SADR	700	36,729
China Telecom Corp. Ltd. - SADR	100	5,199
China Unicom (Hong Kong) Limited - ADR	300	4,314
Chunghwa Telecom Co. Ltd. - ADR	459	8,009
Cisco Systems, Inc. (a)	2,100	46,221
Fuji Media Holdings, Inc.	9	14,390
Gannett Co., Inc.	2,600	18,200
Google, Inc. (a)	100	44,305
Grupo Televisa S.A. - SADR	400	7,236

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Communications - continued
Harris Corp.	400	12,524
Hellenic Telecommunications Organization SA	22	345
Interpublic Group of Companies, Inc. (a)	1,900	9,899
Koninklijke	1,139	17,118
Mobile TeleSystems - SADR	100	4,199
Nippon Telegraph & Telephone Corp.	400	16,528
Nokia OYJ	832	11,075
NTT DoCoMo, Inc.	12	17,399
Omnicom Group, Inc.	400	13,600
Philippine Long Distance Telephone Co.- SADR	100	5,267
Portugal Telecom SGPS SA	223	2,259
PT Telekomunikasi Indonesia - SADR	200	7,064
Qualcomm, Inc.	500	23,105
Scripps Networks Interactive	400	12,912
SK Telecom Co. Ltd. - ADR	300	5,049
Tele Norte Leste Participacoes S.A. - ADR	200	3,078
Telecom Italia S.p.a.	10,414	16,297
Telefonos de Mexico SAB de CV - SADR	200	3,162
TeliaSonera AB	2,793	17,920
The McGraw-Hill Companies, Inc.	400	12,540
Thomson Corp.	13	420
Verizon Communications, Inc.	800	25,656
Viacom, Inc. (a)	600	13,896
Vimpel - Communications - SADR (a)	200	2,702
Vodafone Group PLC	16,398	33,610
Windstream Corp.	1,200	10,524
		561,324
Consumer, Cyclical — 2.4%
Abercrombie & Fitch Co.	400	11,436
AU Optronics Corp. - SADR	600	6,684
Avon Products, Inc.	500	16,190
Canon Marketing Japan, Inc.	227	3,618
Casio Computer Co. Ltd.	40	328
Christian Dior SA	164	14,234
Cintas Corp.	400	10,072
Citizen Holdings Co. Ltd.	58	315
Compagnie Financiere Richemont SA	149	3,661
Darden Restaurants, Inc.	300	9,717
FamilyMart Co. Ltd.	219	7,128
GameStop Corp. (a)	500	10,945
Gap, Inc.	700	11,424
Genuine Parts Co.	300	10,626
GOME Electrical Appliances Holdings Ltd.	1,224	354
Harley-Davidson, Inc.	600	13,560
Hasbro, Inc.	400	10,600
Heineken Holding NV	334	11,496
Honda Motor Co. Ltd.	800	25,786

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Consumer, Cyclical - continued
Lawson, Inc.	314	13,041
LG Display Co. Ltd. - ADR	300	4,335
Marks & Spencer Group PLC	2,557	14,768
Mattel, Inc.	700	12,306
Molson Coors Brewing Co.	300	13,563
Newell Rubbermaid, Inc.	1,000	12,870
Nissan Motor Co.Ltd.	2,600	18,932
Nokian Renkaat Oyj	444	9,378
OPAP SA	133	3,194
Parkson Retail Group Ltd.	325	543
Peace Mark Holdings Ltd. (a)	69	13
Peugeot SA (a)	463	14,042
Qantas Airways Ltd.	1,687	3,273
Sankyo Co. Ltd.	113	6,735
Seven & I Holdings Co. Ltd.	668	15,672
Sony Corp.	700	19,789
The Sherwin-Williams Co.	300	17,325
Tiffany & Co.	400	11,932
VF Corp.	200	12,938
W.W. Grainger, Inc.	100	8,991
Wal-Mart Stores, Inc.	600	29,928
Whirlpool Corp.	200	11,418
		433,160
Consumer, Non-Cyclical — 2.8%
ABC Learning Centres Ltd.	86	39
Archer-Daniels-Midland Co.	700	21,084
Cintra Concesiones de Infraest	34	279
Coca Cola Hellenic Bottling Co.	16	365
Coca-Cola Co.	600	29,904
Companhia de Bebidas das Americas - ADR	100	7,033
Dai Nippon Printing Co. Ltd.	1,105	16,185
Delhaize Group	209	14,944
Dr Pepper Snapple Group, Inc. (a)	16	394
Equifax, Inc.	400	10,420
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	200	7,720
Golden Agri-Resources Ltd.	31,864	9,410
H&R Block, Inc.	1,000	16,690
Hormel Foods Corp.	300	10,773
Kao Corp.	1,000	22,668
Kerry Group PLC	357	8,324
Kimberly-Clark Corp.	300	17,535
Lighthouse Caledonia AsA (a)	2	0	*
McKesson Corp.	400	20,460
Nestle SA	1,048	43,123
PepsiCo, Inc.	400	22,700
Philip Morris International, Inc.	600	27,960
Procter & Gamble Co.	800	44,407
Reckitt Benckiser Group PLC	413	19,841

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Consumer, Non-Cyclical - continued
RR Donnelley & Sons Co.	800	11,120
Safeway, Inc.	800	15,144
Shiseido Co. Ltd.	1,059	17,280
Swedish Match AB	664	12,675
Sysco Corp.	600	14,256
The Western Union Co.	800	13,984
Toppan Printing Co. Ltd.	2,101	21,449
Toyo Suisan Kaisha Ltd.	31	775
Unilever PLC	738	19,478
		498,419
Energy — 3.5%
Acergy SA	800	8,530
Baker Hughes, Inc.	300	12,150
BG Group PLC	1,370	22,862
BHP Billiton Ltd.	280	8,864
BJ Services Co.	700	9,926
Canadian Natural Resources Ltd.	138	8,296
Chevron Corp.	600	41,681
China Petroleum and Chemical Corp. - ADR	100	8,936
CNOOC Limited - ADR	100	13,333
Consol Energy, Inc.	300	10,659
EDP - Energias de Portugal, S.A.	1,989	7,889
EnCana Corp.	154	8,260
ENI SpA	1,036	24,112
ENSCO International, Inc.	300	11,367
Exxon Mobil Corp.	1,400	98,545
FMC Technologies, Inc. (a)	300	13,050
Halliburton Co.	700	15,463
Murphy Oil Corp.	200	11,640
Nabors Industries Ltd. (a)	700	11,914
National Oilwell Varco, Inc. (a)	400	14,376
Nippon Oil Corp.	2,220	11,777
Occidental Petroleum Corp.	400	28,536
Peabody Energy Corp.	400	13,244
PetroChina Co. Limited - ADR	200	23,550
Petroleo Brasileiro S.A. - ADR	900	37,116
Petroleo Brasileiro S.A. - SADR	1,200	40,440
Repsol YPF S.A.	761	17,668
Rowan Companies, Inc. (a)	500	10,665
RWE AG	245	20,724
Sasol Ltd - SADR	400	14,288
Sherritt International Corp.	1,032	5,872
Smith International, Inc.	400	10,052
StatoilHydro Asa	500	10,685
Sunoco, Inc.	400	9,876
		616,346

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Financial — 5.5%
AFLAC, Inc.	400	15,144
Allianz AG	223	22,054
Alpha Bank AE	28	369
Assurant, Inc.	400	10,208
Astralia and New Zealand Banking Group Ltd.	1,453	22,518
AXA SA	603	12,745
Banco Bilbao Vizcaya Arg.	1,830	30,047
Banco Bradesco S.A. - ADR	1,200	18,924
Banco Popular Espanol SA	1,729	15,611
Banco Santander SA	10	143
Banco Santander SA - SADR	114	1,648
Bank of America Corp.	1,900	28,101
Bank of Nova Scotia	169	7,204
Barclays PLC	1,315	6,640
Bradford & Bingley PLC (a)	58	19
China Life Insurance Co.Ltd. - ADR	400	26,624
Chubb Corp.	400	18,472
Cincinnati Financial Corp.	500	12,075
Citigroup, Inc. (a)	33	105
Commonwealth Bank of Australia	643	23,017
Corio NV	5	277
Daiwa Securities Group, Inc.	2,000	11,836
DBS Group Holdings Ltd.	2,000	19,288
Deutsche Bank AG	137	8,923
Discover Financial Services	1,000	11,880
EFG Eurobank Ergasias SA	19	249
Erste Group Bank AG	78	2,722
First Horizon National Corp. (a)	1	12
Fortis (a)	2,006	7,805
HDFC Bank Ltd. - ADR	100	9,777
Host Hotels & Resorts, Inc. (a)	700	6,356
Hysan Development Co. Ltd.	6,191	16,935
ICAP PLC	2,153	16,328
ICICI Bank Ltd. - SADR	300	9,405
Industrial and Commercial Bank of China (Asia) Ltd.	6,000	11,349
ING Groep NV	553	7,092
IntercontinentalExchange, Inc. (a)	100	9,406
Invesco PLC	600	11,850
Itau Unibanco Banco Mutiplo SA - ADR	1,575	28,178
Janus Capital Group, Inc.	500	6,830
JP Morgan Chase & Co.	1,100	42,516
KB Financial Group, Inc. - ADR	300	12,873
Kimco Realty Corp.	1,000	9,840
Lloyds Banking Group PLC	7,015	9,960
Manulife Financial Corp.	209	5,075
Mitsubishi UFJ Financial Group, Inc.	4,200	25,122
Moody's Corp.	400	9,496
National Bank of Greece SA (a)	34	992
New World Development Ltd.	7,338	17,516
Nomura Holdings, Inc.	2,300	20,150

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Financial - continued
Nordea Bank AB	186	1,804
Northern Rock PLC (a)	30	45
Old Mutual PLC (a)	10,912	17,466
Piraeus Bank SA	24	285
Plum Creek Timber Co., Inc.	400	12,512
Principal Financial Group, Inc.	300	7,110
ProLogis	700	6,153
Ratos AB	653	15,654
Royal & Sun Alliance Insurance Group PLC	6,511	13,769
Royal Bank of Canda	190	9,044
Shinhan Financial Group Co. Ltd. - ADR	100	6,728
Shinsei Bank Ltd. (a)	8,223	12,166
Standard Life PLC	3,943	13,028
The 77 Bank Ltd.	2,075	12,280
The Goldman Sachs Group, Inc.	100	16,330
The Nasdaq Stock Market, Inc. (a)	500	10,565
The Progressive Corp. (a)	800	12,464
The Toronto-Dominion Bank	257	15,055
Tokio Marine Holdings, Inc.	200	5,812
Torchmark Corp.	300	11,718
UBS AG (a)	888	12,969
UniCredit SpA	8,346	24,444
United Overseas Bank Ltd.	2,000	24,569
Unum Group	700	13,139
Vienna Insurance Group	180	8,312
Wells Fargo & Co.	1,300	31,799
Westpac Banking Corp.	1,443	26,177
		963,103
Healthcare — 2.8%
Abbott Laboratories	400	17,996
Aetna, Inc.	500	13,485
AmerisourceBergen Corp.	1,000	19,720
Astellas Pharma, Inc.	400	15,260
AstraZeneca PLC	601	28,140
Cardinal Health, Inc.	400	13,320
Cephalon, Inc. (a)	200	11,730
Cigna Corp.	500	14,200
Coventry Health Care, Inc. (a)	300	6,900
CSL Ltd.	677	17,298
Dentsply International, Inc.	300	10,005
Forest Laboratories, Inc. (a)	400	10,332
Fresenius Medical Care AG & Co.	346	15,903
Glaxo Smithkline PLC	353	6,775
H. Lundbeck A/S	563	10,910
Humana, Inc. (a)	300	9,855
Johnson & Johnson	800	48,712
Laboratory Corp. of America Holdings (a)	200	13,438

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Healthcare - continued
Novartis AG	853	39,059
Pfizer, Inc.	2,500	39,825
Sanofi-Aventis	411	26,922
Takeda Pharmaceutical Co. Ltd.	500	20,238
Teva Pharmaceutical Industries Ltd.	662	35,311
Thermo Fisher Scientific, Inc. (a)	300	13,584
UnitedHealth Group, Inc.	700	19,642
Varian, Inc. (a)	300	10,581
Zimmer Holdings, Inc. (a)	300	13,980
		503,121
Industrial — 2.5%
A P Moeller-Maersk A/S	1	6,220
ABB Ltd.	348	6,356
Alfa Laval AB	1,302	14,181
Amada Co. Ltd.	1,059	6,737
Amphenol Corp.	300	10,005
BAE Systems PLC	2,759	14,149
Brambles Ltd.	2,518	12,615
Cie de Saint-Gobain SA	437	17,719
Cooper Industries Ltd.	300	9,885
Dover Corp.	300	10,203
FLIR Systems, Inc. (a)	400	8,596
Flowserve Corp.	100	8,077
General Dynamics Corp.	300	16,617
General Electric Co.	3,000	40,201
Goodrich Corp.	200	10,272
Honeywell International, Inc.	500	17,350
ITT Corp.	300	14,820
JGC Corp.	1,038	17,990
K&S AG	202	11,300
Kone Oyj	147	5,001
L-3 Communications Holdings, Inc.	200	15,100
MAN AG	55	3,790
Marubeni Corp. (a)	2,000	9,236
Nippon Express Co. Ltd.	3,143	14,449
Owens-Illinois, Inc. (a)	400	13,576
Parker Hannifin Corp.	300	13,284
Potash Coporation of Saskatchewan, Inc.	121	11,272
Renault SA (a)	379	16,161
Rockwell Automation, Inc.	300	12,423
Rockwell Collins, Inc.	300	12,660
Seimens AG	94	7,494
Sumitomo Electric Industries Ltd.	1,314	16,372
Svenska Cellulosa AB	189	2,429
Titan Cement Co. SA	9	261
United Technologies Corp.	400	21,788
Waters Corp. (a)	200	10,050

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Industrial - continued
Wesfarmers Ltd.	104	2,248
		440,887
Technology — 3.5%
Adobe Systems, Inc. (a)	500	16,210
Affiliated Computer Services, Inc. (a)	400	18,964
Altera Corp.	600	11,214
Apple, Inc. (a)	300	49,017
CANON, Inc.	600	22,383
Computer Sciences Corp. (a)	200	9,634
Computershare Ltd.	731	6,010
Dell, Inc. (a)	1,200	16,056
Fujitsu Ltd (a)	1,000	6,573
Hewlett-Packard Co.	700	30,310
IBM Corp.	500	58,964
Infosys Technologies Ltd. - SADR	400	17,212
Intel Corp.	1,600	30,800
Linear Technology Corp.	500	13,435
Lockheed Martin Corp.	200	14,952
MEMC Electronic Materials, Inc. (a)	600	10,572
Microsoft Corp.	2,200	51,744
Mitsubishi Electric Corp.	3,000	22,003
National Semiconductor Corp.	800	12,048
NEC Electronics Corp. (a)	13	134
Oracle Corp.	1,100	24,343
Panasonic Electric Works Co. Ltd.	2,000	21,221
Raytheon Co.	300	14,085
Research In Motion Ltd. (a)	133	10,101
Rohm Co. Ltd.	217	16,145
SAP AG	466	21,947
Schneider Electric SA	204	18,532
Seiko Epson Corp.	824	12,679
Smiths Group PLC	281	3,380
Taiwan Semiconductor - ADR	3,518	36,828
Teradata Corp. (a)	400	9,828
Xerox Corp.	1,600	13,104
		620,428
Utilities — 0.9%
Allegheny Energy, Inc.	400	10,084
Brookfield Infrastructure Partners LP	1	13
Companhia Energetica de Minas Gerais - SADR	250	3,570
DTE Energy Co.	300	10,338
Dynegy, Inc. (a)	4,100	8,241
Empresa Nacional de Electricidad S.A. - SADR	100	4,930
Enel SpA	3,189	17,327

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
Utilities - continued
Enersis S.A. - SADR	200	3,838
FirstEnergy Corp.	300	12,360
Gas Natural SDG SA	827	15,476
HongKong Electric Holdings Ltd.	1,197	6,603
Korea Electric Power Corp. - SADR (a)	400	5,348
Kyushu Electric Power Co., Inc.	568	12,245
NiSource, Inc.	900	11,592
Pepco Holdings, Inc.	700	10,066
Public Power Corp. SA (a)	337	7,349
Questar Corp.	300	9,921
Shikoku Electric Power Co., Inc.	436	13,063
		162,364
Total Common Stocks (Cost $4,566,602)		5,148,470

Investment Companies — 3.6%
iShares Russell 2000 Index Fund	4,400	244,772
iShares S&P MidCap 400 Index Fund	3,600	225,432
iShares S&P SmallCap 600 Index Fund	3,500	171,010
Total Investment Companies (Cost $552,670)		641,214

Rights & Options — 0.0%
Financial — 0.0%
KB Financial Group, Inc.	23	311
Total Rights & Options (Cost $109)		311

U.S. Treasury Obligations — 59.6%
U.S. Treasury Bonds — 11.0%
8.00%, 11/15/21	487,000	674,190
6.50%, 11/15/26	438,000	558,587
5.38%, 2/15/31	136,000	156,124
5.00%, 5/15/37	496,000	551,800
		1,940,701

U.S. Treasury Notes — 48.6%
4.88%, 4/30/11	1,770,000	1,888,507
1.38%, 2/15/12	1,776,000	1,774,890
4.38%, 8/15/12	661,000	715,119
4.25%, 8/15/13	1,332,000	1,442,306
4.75%, 5/15/14	966,000	1,066,147

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Shares or
Security Description	Principal($)	Value($)
U.S. Treasury Notes - continued
4.63%, 11/15/16	929,000	1,016,819
4.75%, 8/15/17	647,000	712,155
		8,615,943
Total U.S. Treasury Obligations (Cost $10,736,418)		10,556,644

Money Markets — 6.6%
Dreyfus Cash Management	15,656	15,656
Dreyfus Cash Management Plus	15,653	15,653
Federated Government Obligations Fund	1,141,843	1,141,843
Total Money Markets (Cost $1,173,152)		1,173,152

Total Investments		17,519,791
(Cost $17,028,951) (b) — 98.9%
Other assets in excess of liabilities — 1.1%		202,053
NET ASSETS — 100.0%		$17,721,844

(a) Non-income producing security.
(b) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
*   Rounds to less than $1.00.
ADR American Depositary Receipt
SADR Sponsored American Depositary Receipt

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2009 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments in securities - Assets
Common Stocks	$5,148,470	$-	$-	5,148,470
Mutual Funds	641,214	1,173,152	-	1,814,366
Right	311	-	-	311
U.S. Treasury Obligations	10,556,644	-	-	10,556,644
				$17,519,791

See Notes to Schedule of Portfolio Investments.

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Common Stocks — 42.6%
Basic Materials — 2.8%
Agrium, Inc.	130	5,974
AK Steel Holding Corp.	800	15,736
Allegheny Technologies, Inc.	800	21,664
AngloGold Ashanti Ltd. - ADR	500	19,600
Antofagasta PLC	3,032	38,340
Barrick Gold Corp.	252	8,800
BASF SE	1,129	56,333
Cameco Corp.	359	9,864
Cemex SAB de C.V. - SADR	1,560	14,648
CF Industries Holdings, Inc.	400	31,576
Companhia Siderurgica Nacional S.A. - SADR	700	17,920
Eastman Chemical Co.	700	34,762
Eurasian Natural Resources Corp.	2,849	41,094
Fletcher Building Ltd.	1,692	8,044
Gerdau S.A. - SADR	1,200	14,004
Gold Corp., Inc.	324	12,310
Gold Fields Ltd. - SADR	1,200	14,472
Incitec Pivot Ltd.	15,139	34,946
Koninklijke Boskalis Westminster	723	18,079
Koninklijke DSM NV	929	33,206
Mechel - SADR	400	4,272
Orica Ltd.	2,223	41,759
OZ Minerals Ltd.	28,977	27,144
POSCO - ADR	500	50,535
Rautaruukki OYJ	251	5,430
Sigma-Aldrich Corp.	1,000	50,750
Teck Cominco Ltd. (a)	1,383	36,395
Tenaris S.A. - ADR	400	12,128
ThyssenKrupp AG	835	25,658
United States Steel Corp.	400	15,900
Vale SA	3,900	67,080
Vale SA - SADR	2,500	49,325
Voestalpine AG	494	13,708
		851,456
Communications — 4.5%
Alcatel-Lucent (a)	6,989	19,324
America Movil SAB de C.V. - ADR	1,500	64,515
AT&T, Inc.	4,700	123,281
China Mobile Ltd. - SADR	1,600	83,952
China Telecom Corp. Ltd. - SADR	300	15,597
China Unicom (Hong Kong) Ltd.- ADR	700	10,066
Chunghwa Telecom Co. Ltd. - ADR	1,010	17,631
Cisco Systems, Inc. (a)	5,900	129,858
Fuji Media Holdings, Inc.	20	31,979
Gannett Co., Inc.	7,200	50,400
Google, Inc. (a)	200	88,610
Grupo Televisa S.A. - SADR	900	16,281
Harris Corp.	1,000	31,310
Hellenic Telecommunications Organization SA	53	831

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Communications - continued
Interpublic Group of Companies, Inc. (a)	5,300	27,613
Koninklijke	2,692	40,458
Mobile TeleSystems - SADR	400	16,796
Nippon Telegraph & Telephone Corp.	1,000	41,321
Nokia OYJ	1,966	26,170
NTT DoCoMo, Inc.	28	40,598
Omnicom Group, Inc.	1,000	34,000
Philippine Long Distance Telephone Co.- SADR	100	5,267
Portugal Telecom SGPS SA	528	5,349
PT Telekomunikasi Indonesia - SADR	500	17,660
Qualcomm, Inc.	1,300	60,073
Scripps Networks Interactive	1,000	32,280
SK Telecom Co. Ltd. - ADR	600	10,098
Tele Norte Leste Participacoes S.A. - ADR	500	7,695
Telecom Italia S.p.a.	24,612	38,515
Telefonos de Mexico SAB de CV - SADR	500	7,905
TeliaSonera AB	6,600	42,345
The McGraw-Hill Companies, Inc.	1,100	34,485
Thomson Corp.	33	1,066
Verizon Communications, Inc.	2,200	70,554
Viacom, Inc. (a)	1,600	37,056
Vimpel - Communications - SADR (a)	600	8,106
Vodafone Group PLC	38,756	79,435
Windstream Corp.	3,300	28,941
		1,397,421

Consumer, Cyclical — 3.7%
Abercrombie & Fitch Co.	1,100	31,449
AU Optronics Corp. - SADR	1,400	15,596
Avon Products, Inc.	1,300	42,094
Canon Marketing Japan, Inc.	369	5,881
Casio Computer Co. Ltd.	99	813
Christian Dior SA	387	33,590
Cintas Corp.	1,200	30,216
Citizen Holdings Co. Ltd.	144	782
Compagnie Financiere Richemont SA	352	8,649
Darden Restaurants, Inc.	900	29,151
FamilyMart Co. Ltd.	548	17,837
GameStop Corp. (a)	1,300	28,457
Gap, Inc.	1,900	31,008
Genuine Parts Co.	900	31,878
GOME Electrical Appliances Holdings Ltd.	3,076	889
Harley-Davidson, Inc.	1,700	38,420
Hasbro, Inc.	1,100	29,150
Heineken Holding NV	788	27,122
Honda Motor Co. Ltd.	1,800	58,018
Lawson, Inc.	736	30,568
LG Display Co. Ltd. - ADR	700	10,115
Marks & Spencer Group PLC	6,044	34,907

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Consumer, Cyclical - continued
Mattel, Inc.	1,800	31,644
Molson Coors Brewing Co.	700	31,647
Newell Rubbermaid, Inc.	2,600	33,462
Nissan Motor Co.Ltd.	6,100	44,416
Nokian Renkaat Oyj	1,049	22,157
OPAP SA	314	7,541
Parkson Re tail Group Ltd.	825	1,377
Peugeot SA (a)	1,093	33,149
Qantas Airways Ltd.	3,987	7,736
Sankyo Co. Ltd.	331	19,729
Seven & i Holdings Co. Ltd.	1,627	38,171
Sony Corp.	1,700	48,058
The Sherwin-Williams Co.	900	51,975
Tiffany & Co.	1,100	32,813
VF Corp.	500	32,345
W.W. Grainger, Inc.	400	35,964
Wal-Mart Stores, Inc.	1,700	84,796
Whirlpool Corp.	600	34,254
		1,127,824

Consumer, Non-Cyclical — 4.1%
ABC Learning Centres Ltd.	220	99
Archer-Daniels-Midland Co.	1,900	57,228
Cintra Concesiones de Infraest	89	729
Coca-Cola Co.	1,600	79,744
Companhia de Bebidas das Americas - ADR	300	21,099
Dai Nippon Printing Co. Ltd.	3,264	47,809
Delhaize Group	455	32,534
Dr Pepper Snapple Group, Inc. (a)	44	1,083
Equifax, Inc.	1,100	28,655
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	400	15,440
Golden Agri-Resources Ltd.	76,058	22,460
H&R Block, Inc.	2,700	45,063
Hormel Foods Corp.	800	28,728
Kao Corp.	2,000	45,337
Kerry Group PLC	844	19,679
Kimberly-Clark Corp.	800	46,760
Lighthouse Caledonia AsA (a)	8	0	*
McKesson Corp.	1,100	56,265
Nestle SA (a)	2,476	101,885
PepsiCo, Inc.	1,200	68,100
Philip Morris International, Inc.	1,500	69,900
Procter & Gamble Co.	2,300	127,674
Reckitt Benckiser Group PLC	976	46,888
RR Donnelley & Sons Co.	2,300	31,970
Safeway, Inc.	2,300	43,539
Shiseido Co. Ltd.	2,149	35,065
Swedish Match AB	1,570	29,969
Sysco Corp.	1,600	38,016

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Consumer, Non-Cyclical - continued
The Western Union Co.	2,100	36,708
Toppan Printing Co. Ltd.	4,253	43,418
Toyo Suisan Kaisha Ltd.	76	1,900
Unilever PLC	1,814	47,876
		1,271,620

Energy — 5.1%
Acergy SA	2,200	23,456
Baker Hughes, Inc.	900	36,450
BG Group PLC	3,237	54,018
BHP Billiton Ltd.	662	20,957
BJ Services Co.	2,100	29,778
Canadian Natural Resources Ltd.	195	11,722
Chevron Corp.	1,600	111,151
China Petroleum and Chemical Corp. - ADR	300	26,808
CNOOC Limited - ADR	300	39,999
Consol Energy, Inc.	900	31,977
EDP - Energias de Portugal, S.A.	4,700	18,642
EnCana Corp.	235	12,604
ENI SpA	2,448	56,974
ENSCO International, Inc.	800	30,312
Exxon Mobil Corp.	3,800	267,481
FMC Technologies, Inc. (a)	800	34,800
Halliburton Co.	1,900	41,971
Murphy Oil Corp.	600	34,920
Nabors Industries Ltd. (a)	1,800	30,636
National Oilwell Varco, Inc. (a)	1,100	39,534
Nippon Oil Corp.	5,554	29,465
Occidental Petroleum Corp.	1,000	71,340
Peabody Energy Corp.	1,000	33,110
PetroChina Co. Limited - ADR	400	47,100
Petroleo Brasileiro S.A. - ADR	2,100	86,604
Petroleo Brasileiro S.A. - SADR	2,900	97,730
Repsol YPF, S.A.	1,798	41,744
Rowan Companies, Inc. (a)	1,400	29,862
RWE AG	578	48,891
Sasol Ltd - SADR	900	32,148
Sherritt International Corp.	2,282	12,985
Smith International, Inc.	1,100	27,643
StatoilHydro Asa	1,300	27,781
Sunoco, Inc.	1,200	29,628
		1,570,221

Financial — 7.8%
AFLAC, Inc.	1,200	45,432
Allianz AG	527	52,118
Alpha Bank AE	72	949

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Financial - continued
Assurant, Inc.	1,100	28,072
Astralia and New Zealand Banking Group Ltd.	3,435	53,235
AXA	1,426	30,140
Banco Bilbao Vizcaya Arg.	4,038	66,298
Banco Bradesco S.A. - ADR	2,900	45,733
Banco Popular Espanol SA	4,089	36,918
Banco Santander SA	25	358
Banco Santander SA - SADR	239	3,456
Bank of America Corp.	5,200	76,908
Bank of Nova Scotia	375	15,984
Barclays PLC	3,108	15,694
Bradford & Bingley PLC	146	48
China Life Insurance Co. Ltd. - ADR	900	59,904
Chubb Corp.	1,200	55,416
Cincinnati Financial Corp.	1,200	28,980
Citigroup, Inc. (a)	85	269
Commonwealth Bank of Australia	1,520	54,411
Corio NV	12	665
Daiwa Securities Group, Inc.	5,000	29,590
DBS Group Holdings Ltd.	5,000	48,221
Deutsche Bank AG	323	21,038
Discover Financial Services	2,800	33,264
EFG Eurobank Ergasias SA	49	642
Erste Group Bank AG	185	6,457
First Horizon National Corp.	1	10
Fortis (a)	4,742	18,450
HDFC Bank Ltd. - ADR	200	19,554
Host Hotels & Resorts, Inc. (a)	1,900	17,252
Hysan Development Co. Ltd.	14,479	39,606
ICAP PLC	5,089	38,594
ICICI Bank Ltd. - SADR	800	25,080
Industrial and Commercial Bank of China (Asia) Ltd.	14,000	26,482
ING Groep NV	1,308	16,774
IntercontinentalExchange, Inc. (a)	300	28,218
Invesco PLC	1,700	33,575
Itau Unibanco Banco Mutiplo SA - ADR	3,550	63,510
Janus Capital Group, Inc.	1,400	19,124
JP Morgan Chase & Co.	3,100	119,816
KB Financial Group, Inc. - ADR	600	25,746
Kimco Realty Corp.	2,700	26,568
Lloyds Banking Group PLC	16,578	23,538
Manulife Financial Corp.	574	13,938
Mitsubishi UFJ Financial Group, Inc.	9,900	59,217
Moody's Corp.	1,100	26,114
National Bank of Greece SA (a)	207	6,042
New World Development Ltd.	16,851	40,224
Nomura Holdings, Inc.	5,300	46,433
Nordea Bank AB	441	4,278
Northern Rock PLC (a)	75	112
Old Mutual PLC (a)	26,841	42,962
Plum Creek Timber Co., Inc.	1,000	31,280

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Financial - continued
Principal Financial Group, Inc.	800	18,960
ProLogis	1,900	16,701
Ratos AB	1,544	37,015
Royal & Sun Alliance Insurance Group PLC	16,015	33,868
Royal Bank of Canda	427	20,325
Shinhan Financial Group Co. Ltd.	300	20,184
Shinsei Bank Ltd.	21,560	31,899
Standard Life PLC	9,320	30,794
The 77 Bank Ltd.	6,188	36,621
The Goldman Sachs Group, Inc.	400	65,320
The Nasdaq Stock Market, Inc. (a)	1,300	27,469
The Progressive Corp. (a)	2,200	34,276
The Toronto-Dominion Bank	551	32,278
Tokio Marine Holdings, Inc.	500	14,531
Torchmark Corp.	700	27,342
UBS AG (a)	2,098	30,642
UniCredit SpA	19,725	57,771
United Overseas Bank Ltd.	4,000	49,138
Unum Group	1,800	33,786
Vienna Insurance Group	425	19,625
Wells Fargo & Co.	3,700	90,503
Westfield Group	20	278
Westpac Banking Corp.	3,411	61,878
		2,413,901

Healthcare — 4.3%
Abbott Laboratories	1,200	53,988
Aetna, Inc.	1,400	37,758
AmerisourceBergen Corp.	2,600	51,272
Astellas Pharma, Inc.	1,100	41,966
AstraZeneca PLC	1,421	66,534
Cardinal Health, Inc.	1,100	36,630
Cephalon, Inc. (a)	500	29,325
Cigna Corp.	1,300	36,920
Coventry Health Care, Inc. (a)	800	18,400
CSL Ltd.	1,601	40,907
Dentsply International, Inc.	900	30,015
Forest Laboratories, Inc. (a)	1,200	30,996
Fresenius Medical Care AG & Co.	817	37,552
Glaxo Smithkline PLC (a)	833	15,988
H. Lundbeck A/S	1,385	26,839
Humana, Inc. (a)	900	29,565
Johnson & Johnson	2,200	133,959
Laboratory Corporation of America Holdings (a)	500	33,595
Novartis AG	2,015	92,266
Pfizer, Inc.	7,000	111,510
Sanofi-Aventis	971	63,603
Takeda Pharmaceutical Co. Ltd.	1,100	44,523
Teva Pharmaceutical Industries Ltd.	1,616	86,197

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Healthcare - continued
Thermo Fisher Scientific, Inc. (a)	900	40,752
UnitedHealth Group, Inc.	1,900	53,314
Varian Medical Systems, Inc. (a)	800	28,216
Zimmer Holdings, Inc. (a)	800	37,280
		1,309,870

Industrial — 3.7%
A P Moeller-Maersk A/S	1	6,220
ABB Ltd.	823	15,031
Alfa Laval AB	3,077	33,514
Amada Co. Ltd.	3,149	20,034
Amphenol Corp.	900	30,015
BAE Systems PLC	6,522	33,446
Brambles Ltd.	6,193	31,026
Cie de Saint-Gobain SA	1,034	41,926
Cooper Industries Ltd.	900	29,655
Dover Corp.	900	30,609
FLIR Systems, Inc. (a)	1,200	25,788
Flowserve Corp.	400	32,308
General Dynamics Corp.	800	44,312
General Electric Co.	8,300	111,220
Goodrich Corp.	600	30,816
Honeywell International, Inc.	1,400	48,580
ITT Corp.	700	34,580
JGC Corp.	2,096	36,327
K&S AG	478	26,739
Kone Oyj	346	11,771
L-3 Communications Holdings, Inc.	500	37,750
MAN AG	130	8,958
Marubeni Corp. (a)	4,000	18,473
Nippon Express Co. Ltd.	8,360	38,432
Owens-Illinois, Inc. (a)	1,000	33,940
Parker Hannifin Corp.	700	30,996
Potash Coporation of Saskatchewan, Inc.	152	14,160
Renault SA (a)	896	38,208
Rockwell Automation, Inc.	900	37,269
Rockwell Collins, Inc.	700	29,540
Sacyr Vallehermoso SA	1	16
Seimens AG	223	17,779
Sumitomo Electric Industries Ltd.	2,987	37,217
Svenska Cellulosa AB	446	5,732
United Technologies Corp.	1,200	65,364
Waters Corp. (a)	600	30,150
Wesfarmers Ltd.	262	5,662
		1,123,563

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Technology — 5.2%
Adobe Systems, Inc. (a)	1,300	42,146
Affiliated Computer Services, Inc. (a)	1,100	52,151
Altera Corp.	1,800	33,642
Apple, Inc. (a)	700	114,373
CANON, Inc.	1,500	55,958
Computer Sciences Corp. (a)	700	33,719
Computershare Ltd.	1,727	14,198
Dell, Inc. (a)	3,200	42,816
Fujitsu Ltd. (a)	2,000	13,147
Hewlett-Packard Co.	1,900	82,270
IBM Corp.	1,400	165,102
Infosys Technologies Ltd. - SADR	1,100	47,333
Intel Corp.	4,400	84,700
Linear Technology Corp.	1,200	32,244
Lockheed Martin Corp.	600	44,856
MEMC Electronic Materials, Inc. (a)	1,600	28,192
Microsoft Corp.	6,000	141,120
Mitsubishi Electric Corp.	6,000	44,005
National Semiconductor Corp.	2,200	33,132
Nomura Research Institute Ltd.	161	3,990
Oracle Corp. (a)	3,000	66,390
Panasonic Electric Works Co. Ltd.	4,000	42,441
Raytheon Co.	900	42,255
Research In Motion Ltd. (a)	184	13,975
Rohm Co. Ltd.	541	40,250
SAP AG	1,145	53,925
Schneider Electric SA	483	43,877
Seiko Epson Corp.	1,861	28,635
Smiths Group PLC	663	7,974
Taiwan Semiconductor - ADR	8,342	87,336
Teradata Corp. (a)	1,200	29,484
Xerox Corp.	4,500	36,855
		1,602,491

Utilities — 1.4%
Allegheny Energy, Inc.	1,100	27,731
Brookfield Infrastructure Partners LP	4	53
Companhia Energetica de Minas Gerais - SADR	625	8,925
DTE Energy Co.	900	31,014
Dynegy, Inc. (a)	11,400	22,914
Empresa Nacional de Electricidad S.A. - SADR	200	9,860
Enel SpA	7,538	40,959
Enersis S.A. - SADR	500	9,595
FirstEnergy Corp.	900	37,080
Gas Natural SDG SA	1,954	36,565
HongKong Electric Holdings Ltd.	2,996	16,526
Korea Electric Power Corp. - SADR (a)	900	12,033
Kyushu Electric Power Co., Inc.	1,471	31,713
NiSource, Inc.	2,400	30,912

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Utilities - continued
Pepco Holdings, Inc.	2,000	28,760
Public Power Corp. SA (a)	796	17,357
Questar Corp.	900	29,763
Shikoku Electric Power Co., Inc.	991	29,691
		421,451
Total Common Stocks (Cost $12,122,480)		13,089,818

Investment Companies — 5.2%
iShares Russell 2000 Index Fund	12,200	678,686
iShares S&P MidCap 400 Index Fund	10,000	626,200
iShares S&P SmallCap 600 Index Fund	5,900	288,274
Total Investment Companies (Cost $1,364,757)		1,593,160

Rights & Options — 0.0%
Financial — 0.0%
KB Financial Group	46	621
Total Rights & Options (Cost $217)		621

U.S. Treasury Obligations — 47.9%
U.S. Treasury Bonds — 8.9%
8.00%, 11/15/21	683,000	945,527
6.50%, 11/15/26	614,000	783,042
5.38%, 2/15/31	191,000	219,262
5.00%, 5/15/37	695,000	773,188

		2,721,019

U.S. Treasury Notes — 39.0%
4.88%, 4/30/11	2,431,000	2,593,764
1.38%, 2/15/12	2,489,000	2,487,444
4.38%, 8/15/12	926,000	1,001,816
4.25%, 8/15/13	1,867,000	2,021,610
4.75%, 5/15/14	1,354,000	1,494,372
4.63%, 11/15/16	1,302,000	1,425,079
4.75%, 8/15/17	874,000	962,014

		11,986,099
Total U.S. Treasury Obligations (Cost $14,768,604)		14,707,118

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)
Money Markets — 3.1%
Dreyfus Cash Management	36,834	36,834
Dreyfus Cash Management Plus	96,031	96,031
Federated Government Obligations Fund	809,435	809,435
		____________________
Total Money Markets (Cost $942,300)		942,300
		____________________
Total Investments		30,333,017
(Cost $29,198,358) (b) — 98.8%
Other assets in excess of liabilities — 1.2%		364,249
NET ASSETS — 100.0%		$30,697,266

(a) Non-income producing security.
(b) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
*   Amount rounds to less than $1.00.
ADR American Depositary Receipt
SADR Sponsored American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments in securities - Assets
Common Stocks	$13,089,818	$-	$-	$13,089,818
Mutual Funds	1,593,160	942,300	-	2,535,460
Right	621	-	-	621
U.S. Treasury Obligations	14,707,118	-	-	14,707,118
				$30,333,017

See Notes to Schedule of Portfolio Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Common Stocks — 58.5%
Basic Materials — 3.8%
Agrium, Inc.	126	5,791
AK Steel Holding Corp.	800	15,736
Allegheny Technologies, Inc.	800	21,664
AngloGold Ashanti Ltd. - ADR	500	19,600
Antofagasta PLC	3,195	40,401
Barrick Gold Corp.	234	8,171
BASF SE	1,227	61,223
Cameco Corp.	351	9,644
Cemex SAB de C.V. - SADR	1,456	13,672
CF Industries Holdings, Inc.	400	31,576
Companhia Siderurgica Nacional S.A. - SADR	700	17,920
Eastman Chemical Co.	700	34,762
Eurasian Natural Resources Corp.	3,002	43,301
Fletcher Building Ltd.	1,783	8,476
Gerdau S.A. - SADR	1,100	12,837
Gold Corp., Inc.	209	7,941
Gold Fields Ltd. - SADR	1,100	13,266
Incitec Pivot Ltd.	16,360	37,765
Koninklijke Boskalis Westminster	762	19,054
Koninklijke DSM NV	979	34,994
Mechel - SADR	300	3,204
Orica Ltd.	2,086	39,185
OZ Minerals Ltd.	30,324	28,405
POSCO - ADR	500	50,535
Rautaruukki OYJ	317	6,858
Sigma-Aldrich Corp.	1,000	50,750
Teck Cominco Ltd. (a)	1,173	30,868
Tenaris S.A. - ADR	400	12,128
ThyssenKrupp AG	1,050	32,264
United States Steel Corp.	400	15,900
Vale SA	3,700	63,641
Vale SA - SADR	2,300	45,379
Voestalpine AG	1,137	31,550
		868,461
Communications — 6.1%
Alcatel-Lucent (a)	7,365	20,364
America Movil SAB de C.V. - ADR	1,400	60,214
AT&T, Inc.	4,600	120,658
China Mobile Ltd. - SADR	1,500	78,705
China Telecom Corp. Ltd. - SADR	200	10,398
China Unicom (Hong Kong) Ltd.- ADR	700	10,066
Chunghwa Telecom Co. Ltd. - ADR	919	16,037
Cisco Systems, Inc. (a)	5,900	129,858
Fuji Media Holdings, Inc.	22	35,177
Gannett Co., Inc.	7,200	50,400
Google, Inc. (a)	200	88,610
Grupo Televisa S.A. - SADR	900	16,281

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Communications - continued
Harris Corp.	1,000	31,310
Hellenic Telecommunications Organization SA	47	737
Interpublic Group of Companies, Inc. (a)	5,300	27,613
Koninklijke	2,837	42,637
Mobile TeleSystems - SADR	300	12,597
Nippon Telegraph & Telephone Corp.	1,000	41,321
Nokia OYJ	2,178	28,992
NTT DoCoMo, Inc.	29	42,048
Omnicom Group, Inc.	1,000	34,000
Philippine Long Distance Telephone Co.- SADR	100	5,267
Portugal Telecom SGPS SA	556	5,633
PT Telekomunikasi Indonesia - SADR	400	14,128
Qualcomm, Inc.	1,300	60,073
Scripps Networks Interactive	1,000	32,280
SK Telecom Co. Ltd. - ADR	600	10,098
Tele Norte Leste Participacoes S.A. - ADR	400	6,156
Telecom Italia S.p.a.	25,934	40,584
Telefonos de Mexico SAB de CV - SADR	500	7,905
TeliaSonera AB	6,954	44,616
The McGraw-Hill Companies, Inc.	1,100	34,485
Thomson Corp.	29	937
Verizon Communications, Inc.	2,200	70,554
Viacom, Inc. (a)	1,600	37,056
Vimpel - Communications - SADR (a)	500	6,755
Vodafone Group PLC	40,837	83,700
Windstream Corp.	3,300	28,941
		1,387,191
Consumer, Cyclical — 5.1%
Abercrombie & Fitch Co.	1,100	31,449
AU Optronics Corp. - SADR	1,300	14,482
Avon Products, Inc.	1,300	42,094
Canon Marketing Japan, Inc.	360	5,737
Casio Computer Co. Ltd.	87	714
Christian Dior SA	449	38,971
Cintas Corp.	1,200	30,216
Citizen Holdings Co. Ltd.	126	684
Compagnie Financiere Richemont SA	370	9,091
Darden Restaurants, Inc.	900	29,151
FamilyMart Co. Ltd.	642	20,897
GameStop Corp. (a)	1,300	28,457
Gap, Inc.	1,900	31,008
Genuine Parts Co.	900	31,878
GOME Electrical Appliances Holdings Ltd.	2,696	779
Harley-Davidson, Inc.	1,700	38,420
Hasbro, Inc.	1,100	29,150
Heineken Holding NV	831	28,602
Honda Motor Co. Ltd.	1,900	61,242

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Consumer, Cyclical - continued
Lawson, Inc.	732	30,402
LG Display Co. Ltd. - ADR	600	8,670
Marks & Spencer Group PLC	6,369	36,784
Mattel, Inc.	1,800	31,644
Molson Coors Brewing Co.	700	31,647
Newell Rubbermaid, Inc.	2,600	33,462
Nissan Motor Co.Ltd.	6,400	46,601
Nokian Renkaat Oyj	1,106	23,361
OPAP SA	331	7,949
Parkson Re tail Group Ltd.	725	1,210
Peugeot SA (a)	1,152	34,938
Qantas Airways Ltd.	4,201	8,151
Sankyo Co. Ltd.	427	25,451
Seven & i Holdings Co. Ltd.	1,666	39,086
Sony Corp.	1,700	48,058
The Sherwin-Williams Co.	900	51,975
Tiffany & Co.	1,100	32,813
VF Corp.	500	32,345
W.W. Grainger, Inc.	400	35,964
Wal-Mart Stores, Inc.	1,800	89,785
Whirlpool Corp.	600	34,254
		1,157,572
Consumer, Non-Cyclical — 5.7%
ABC Learning Centres Ltd.	193	87
Archer-Daniels-Midland Co.	1,900	57,228
Cintra Concesiones de Infraest	77	631
Coca-Cola Co.	1,600	79,744
Companhia de Bebidas das Americas - ADR	300	21,099
Dai Nippon Printing Co. Ltd.	3,231	47,325
Delhaize Group	483	34,536
Dr Pepper Snapple Group, Inc. (a)	39	960
Equifax, Inc.	1,100	28,655
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	400	15,440
Golden Agri-Resources Ltd.	80,423	23,749
H&R Block, Inc.	2,700	45,063
Hormel Foods Corp.	800	28,728
Kao Corp.	2,000	45,337
Kerry Group PLC	889	20,728
Kimberly-Clark Corp.	800	46,760
Lighthouse Caledonia AsA (a)	7	0	*
McKesson Corp.	1,100	56,265
Nestle SA (a)	2,609	107,358
PepsiCo, Inc.	1,200	68,100
Philip Morris International, Inc.	1,500	69,900
Procter & Gamble Co.	2,300	127,673
Reckitt Benckiser Group PLC	1,029	49,435
RR Donnelley & Sons Co.	2,300	31,970

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Consumer, Non-Cyclical - continued
Safeway, Inc.	2,300	43,539
Shiseido Co. Ltd.	2,131	34,772
Swedish Match AB	1,654	31,572
Sysco Corp.	1,600	38,016
The Western Union Co.	2,100	36,708
Toppan Printing Co. Ltd.	4,222	43,101
Toyo Suisan Kaisha Ltd.	66	1,650
Unilever PLC	2,016	53,208
		1,289,337
Energy — 7.0%
Acergy SA	2,200	23,456
Baker Hughes, Inc.	900	36,450
BG Group plc	3,411	56,921
BHP Billiton Ltd.	697	22,065
BJ Services Co.	2,100	29,778
Canadian Natural Resources Ltd.	183	11,001
Chevron Corp.	1,600	111,152
China Petroleum and Chemical Corp. - ADR	300	26,808
CNOOC Limited - ADR	300	39,999
Consol Energy, Inc.	900	31,977
EDP - Energias de Portugal, S.A.	4,952	19,641
EnCana Corp.	218	11,692
ENI SpA	2,579	60,023
ENSCO International, Inc.	800	30,312
Exxon Mobil Corp.	3,800	267,482
FMC Technologies, Inc. (a)	800	34,800
Halliburton Co.	1,900	41,971
Murphy Oil Corp.	600	34,920
Nabors Industries Ltd. (a)	1,800	30,636
National Oilwell Varco, Inc. (a)	1,100	39,534
Nippon Oil Corp.	6,485	34,404
Occidental Petroleum Corp.	1,000	71,340
Peabody Energy Corp.	1,000	33,110
PetroChina Co. Limited - ADR	400	47,100
Petroleo Brasileiro S.A. - ADR	2,000	82,480
Petroleo Brasileiro S.A. - SADR	2,700	90,990
Repsol YPF, S.A.	1,894	43,972
Rowan Companies, Inc. (a)	1,400	29,862
RWE AG	609	51,513
Sasol Ltd - SADR	800	28,576
Sherritt International Corp.	2,072	11,790
Smith International, Inc.	1,100	27,643
StatoilHydro Asa	1,300	27,781
Sunoco, Inc.	1,200	29,628
		1,570,807

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Financial — 10.8%
AFLAC, Inc.	1,200	45,432
Allianz AG	555	54,887
Alpha Bank AE	63	831
Assurant, Inc.	1,100	28,072
Astralia and New Zealand Banking Group Ltd.	3,619	56,087
AXA	1,503	31,767
Banco Bilbao Vizcaya Arg.	4,559	74,852
Banco Bradesco S.A. - ADR	2,700	42,579
Banco Popular Espanol SA	4,309	38,905
Banco Santander SA	22	315
Banco Santander SA - SADR	210	3,037
Bank of America Corp.	5,200	76,908
Bank of Nova Scotia	353	15,047
Barclays PLC	3,275	16,538
Bradford & Bingley PLC	128	42
China Life Insurance Co. Ltd. - ADR	800	53,248
Chubb Corp.	1,200	55,416
Cincinnati Financial Corp.	1,200	28,980
Citigroup, Inc. (a)	75	238
Commonwealth Bank of Australia	1,602	57,346
Daiwa Securities Group, Inc.	5,000	29,590
DBS Group Holdings Ltd.	5,000	48,221
Deutsche Bank AG	340	22,145
Discover Financial Services	2,800	33,264
EFG Eurobank Ergasias SA	43	563
Erste Group Bank AG	194	6,771
First Horizon National Corp.	0	5
Fortis (a)	4,997	19,442
HDFC Bank Ltd. - ADR	200	19,554
Host Hotels & Resorts, Inc. (a)	1,900	17,252
Hysan Development Co. Ltd.	14,420	39,445
ICAP PLC	5,362	40,664
ICICI Bank Ltd. - SADR	700	21,945
Industrial and Commercial Bank of China (Asia) Ltd.	15,000	28,373
ING Groep NV	1,378	17,672
IntercontinentalExchange, Inc. (a)	300	28,218
Invesco PLC	1,700	33,575
Itau Unibanco Banco Mutiplo SA - ADR	3,350	59,932
Janus Capital Group, Inc.	1,400	19,124
JP Morgan Chase & Co.	3,100	119,814
KB Financial Group, Inc. - ADR	600	25,746
Kimco Realty Corp.	2,700	26,568
Lloyds Banking Group PLC	17,469	24,804
Manulife Financial Corp.	540	13,113
Mitsubishi UFJ Financial Group, Inc.	10,400	62,208
Moody's Corp.	1,100	26,114
National Bank of Greece SA (a)	218	6,363
New World Development Ltd.	17,745	42,358
Nomura Holdings, Inc.	5,600	49,061
Nordea Bank AB	464	4,501
Northern Rock PLC (a)	66	99

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Financial - continued
Old Mutual PLC (a)	29,894	47,848
Plum Creek Timber Co., Inc.	1,000	31,280
Principal Financial Group, Inc.	800	18,960
ProLogis	1,900	16,701
Ratos AB	1,626	38,980
Royal & Sun Alliance Insurance Group PLC	15,024	31,772
Royal Bank of Canda	399	18,993
Shinhan Financial Group Co. Ltd.	300	20,184
Shinsei Bank Ltd.	23,490	34,754
Standard Life PLC	9,820	32,446
The 77 Bank Ltd.	6,165	36,485
The Goldman Sachs Group, Inc.	400	65,320
The Nasdaq Stock Market, Inc. (a)	1,300	27,469
The Progressive Corp. (a)	2,200	34,276
The Toronto-Dominion Bank	474	27,768
Tokio Marine Holdings, Inc.	500	14,531
Torchmark Corp.	700	27,342
UBS AG (a)	2,211	32,292
UniCredit SpA	20,784	60,872
United Overseas Bank Ltd.	4,000	49,138
Unum Group	1,800	33,786
Vienna Insurance Group	448	20,687
Wells Fargo & Co.	3,700	90,502
Westpac Banking Corp.	3,594	65,198
		2,444,615
Healthcare — 5.8%
Abbott Laboratories	1,200	53,988
Aetna, Inc.	1,300	35,061
AmerisourceBergen Corp.	2,600	51,272
Astellas Pharma, Inc.	1,100	41,966
AstraZeneca PLC	1,497	70,093
Cardinal Health, Inc.	1,100	36,630
Cephalon, Inc. (a)	500	29,325
Cigna Corp.	1,300	36,920
Coventry Health Care, Inc. (a)	800	18,400
CSL Ltd.	1,687	43,104
Dentsply International, Inc.	900	30,015
Forest Laboratories, Inc. (a)	1,200	30,996
Fresenius Medical Care AG & Co.	860	39,528
Glaxo Smithkline PLC (a)	878	16,852
H. Lundbeck A/S	1,299	25,172
Humana, Inc. (a)	900	29,565
Johnson & Johnson	2,200	133,959
Laboratory Corporation of America Holdings (a)	500	33,595
Novartis AG	2,123	97,211
Pfizer, Inc.	7,000	111,510
Sanofi-Aventis	1,023	67,009

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Healthcare - continued
Takeda Pharmaceutical Co. Ltd.	1,200	48,571
Teva Pharmaceutical Industries Ltd.	1,515	80,810
Thermo Fisher Scientific, Inc. (a)	900	40,752
UnitedHealth Group, Inc.	1,900	53,314
Varian Medical Systems, Inc. (a)	800	28,216
Zimmer Holdings, Inc. (a)	800	37,280
		1,321,114
Industrial — 5.1%
A P Moeller-Maersk A/S	1	6,220
ABB Ltd.	867	15,834
Alfa Laval AB	3,078	33,525
Amada Co. Ltd.	3,130	19,913
Amphenol Corp.	900	30,015
BAE Systems PLC	6,872	35,241
Brambles Ltd.	7,011	35,124
Cie de Saint-Gobain SA	1,089	44,156
Cooper Industries Ltd.	900	29,655
Dover Corp.	900	30,609
FLIR Systems, Inc. (a)	1,200	25,788
Flowserve Corp.	400	32,308
General Dynamics Corp.	800	44,312
General Electric Co.	8,300	111,219
Goodrich Corp.	600	30,816
Honeywell International, Inc.	1,400	48,580
ITT Corp.	700	34,580
JGC Corp.	2,084	36,119
K&S AG	503	28,138
Kone Oyj	365	12,417
L-3 Communications Holdings, Inc.	500	37,750
MAN AG	137	9,441
Marubeni Corp. (a)	4,000	18,473
Nippon Express Co. Ltd.	8,315	38,225
Owens-Illinois, Inc. (a)	1,000	33,940
Parker Hannifin Corp.	700	30,996
Potash Coporation of Saskatchewan, Inc.	145	13,508
Renault SA (a)	944	40,254
Rockwell Automation, Inc.	900	37,269
Rockwell Collins, Inc.	700	29,540
Sacyr Vallehermoso SA	1	16
Seimens AG	235	18,736
Sumitomo Electric Industries Ltd.	3,552	44,257
Svenska Cellulosa AB	470	6,041
United Technologies Corp.	1,200	65,364
Waters Corp. (a)	600	30,150
Wesfarmers Ltd.	230	4,971
		1,143,500

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Technology — 7.1%
Adobe Systems, Inc. (a)	1,300	42,146
Affiliated Computer Services, Inc. (a)	1,100	52,151
Altera Corp.	1,800	33,642
Apple, Inc. (a)	700	114,373
CANON, Inc.	1,500	55,958
Computer Sciences Corp. (a)	700	33,719
Computershare Ltd.	1,820	14,963
Dell, Inc. (a)	3,200	42,816
Fujitsu Ltd. (a)	2,000	13,147
Hewlett-Packard Co.	1,900	82,270
IBM Corp.	1,400	165,101
Infosys Technologies Ltd. - SADR	1,000	43,030
Intel Corp.	4,400	84,700
Linear Technology Corp.	1,200	32,244
Lockheed Martin Corp.	600	44,856
MEMC Electronic Materials, Inc. (a)	1,600	28,192
Microsoft Corp.	6,000	141,120
Mitsubishi Electric Corp.	7,000	51,340
National Semiconductor Corp.	2,100	31,626
Nomura Research Institute Ltd.	153	3,792
Oracle Corp. (a)	3,000	66,390
Panasonic Electric Works Co. Ltd.	4,000	42,441
Raytheon Co.	900	42,255
Research In Motion Ltd. (a)	172	13,063
Rohm Co. Ltd.	536	39,878
SAP AG	1,181	55,621
Schneider Electric SA	509	46,239
Seiko Epson Corp.	1,954	30,066
Smiths Group PLC	699	8,407
Taiwan Semiconductor - ADR	7,739	81,022
Teradata Corp. (a)	1,200	29,484
Xerox Corp.	4,500	36,855
		1,602,907
Utilities — 2.0%
Allegheny Energy, Inc.	1,100	27,731
Brookfield Infrastructure Partners LP	3	40
Companhia Energetica de Minas Gerais - SADR	625	8,925
DTE Energy Co.	900	31,014
Dynegy, Inc. (a)	11,400	22,914
Empresa Nacional de Electricidad S.A. - SADR	200	9,860
Enel SpA	7,943	43,160
Enersis S.A. - SADR	500	9,595
FirstEnergy Corp.	900	37,080
Gas Natural SDG SA	2,058	38,511
HongKong Electric Holdings Ltd.	4,435	24,463
Korea Electric Power Corp. - SADR (a)	900	12,033
Kyushu Electric Power Co., Inc.	1,650	35,572
NiSource, Inc.	2,400	30,912

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Utilities - continued
Pepco Holdings, Inc.	2,000	28,760
Public Power Corp. SA (a)	839	18,295
Questar Corp.	900	29,763
Shikoku Electric Power Co., Inc.	1,080	32,357
		440,985
Total Common Stocks (Cost $12,174,271)		13,226,489

Investment Companies — 6.9%
iShares Russell 2000 Index Fund	11,900	661,997
iShares S&P MidCap 400 Index Fund	9,800	613,676
iShares S&P SmallCap 600 Index Fund	5,700	278,502
Total Investment Companies (Cost $1,329,834)		1,554,175

Rights & Options — 0.0%
Financial — 0.0%
KB Financial Group, Inc.	46	621
Total Rights & Options (Cost $217)		621

U.S. Treasury Obligations — 30.1%
U.S. Treasury Bonds — 5.6%
8.00%, 11/15/21	316,000	437,462
6.50%, 11/15/26	284,000	362,189
5.38%, 2/15/31	88,000	101,021
5.00%, 5/15/37	321,000	357,113
		1,257,785

U.S. Treasury Notes — 24.5%
4.88%, 4/30/11	1,124,000	1,199,254
1.38%, 2/15/12	1,150,000	1,149,281
4.38%, 8/15/12	428,000	463,043
4.25%, 8/15/13	863,000	934,467
4.75%, 5/15/14	626,000	690,899
4.63%, 11/15/16	602,000	658,908
4.75%, 8/15/17	404,000	444,684
		5,540,536
Total U.S. Treasury Obligations (Cost $6,840,746)		6,798,321

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)
Money Markets — 3.3%
Dreyfus Cash Management	68,171	68,171
Dreyfus Cash Management Plus	127,422	127,422
Federated Government Obligations Fund	556,011	556,011
Total Money Markets (Cost $751,604)		751,604
Total Investments		22,331,210
(Cost $21,096,672) (b) — 98.8%
Other assets in excess of liabilities — 1.2%		273,841
NET ASSETS — 100.0%		$22,605,051

(a) Non-income producing security.
(b) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
*  Amount rounds to less than $1.00.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments in securities - Assets
Common Stocks	$13,226,489	$-	$-	$13,226,489
Mutual Funds	1,554,175	751,604	-	2,305,779
Right	621	-	-	621
U.S. Treasury Obligations	6,798,321			6,798,321
				$22,331,210

See Notes to Schedule of Portfolio Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Common Stocks — 69.4%
Basic Materials — 4.4%
Agrium, Inc.	231	10,616
AK Steel Holding Corp.	1,200	23,604
Allegheny Technologies, Inc.	1,200	32,496
AngloGold Ashanti Ltd. - ADR	600	23,520
Antofagasta PLC	4,323	54,665
Barrick Gold Corp.	260	9,079
BASF SE	1,660	82,828
Cameco Corp.	362	9,946
Cemex SAB de C.V. - SADR	1,768	16,602
CF Industries Holdings, Inc.	600	47,364
Companhia Siderurgica Nacional S.A. - SADR	800	20,480
Eastman Chemical Co.	1,100	54,626
Eurasian Natural Resources Corp.	4,063	58,605
Fletcher Building Ltd.	2,413	11,471
Gerdau S.A. - SADR	1,400	16,338
Gold Corp., Inc.	331	12,576
Gold Fields Ltd. - SADR	1,400	16,884
Incitec Pivot Ltd.	22,201	51,248
Koninklijke Boskalis Westminster	1,031	25,781
Koninklijke DSM NV	1,324	47,325
Mechel - SADR	400	4,272
Orica Ltd.	2,830	53,161
OZ Minerals Ltd.	40,878	38,292
POSCO - ADR	600	60,642
Rautaruukki OYJ	428	9,260
Sigma-Aldrich Corp.	1,400	71,050
Teck Cominco Ltd. (a)	1,488	39,158
Tenaris S.A. - ADR	500	15,160
ThyssenKrupp AG	1,402	43,080
United States Steel Corp.	600	23,850
Vale SA	4,300	73,960
Vale SA - SADR	2,800	55,244
Voestalpine AG	1,520	42,178
		1,155,361
Communications — 7.3%
Alcatel-Lucent (a)	9,966	27,555
America Movil SAB de C.V. - ADR	1,700	73,117
AT&T, Inc.	6,600	173,119
China Mobile Ltd. - SADR	1,700	89,199
China Telecom Corp. Ltd. - SADR	300	15,597
China Unicom (Hong Kong) Ltd.- ADR	800	11,504
Chunghwa Telecom Co. Ltd. - ADR	1,102	19,244
Cisco Systems, Inc. (a)	8,600	189,287
Fuji Media Holdings, Inc.	29	46,369
Gannett Co., Inc.	10,600	74,200
Google, Inc. (a)	300	132,915
Grupo Televisa S.A. - SADR	1,000	18,090
Harris Corp.	1,500	46,965
Hellenic Telecommunications Organization SA	56	878

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Communications - continued
Interpublic Group of Companies, Inc. (a)	7,800	40,638
Koninklijke	3,839	57,696
Mobile TeleSystems - SADR	400	16,796
Nippon Telegraph & Telephone Corp.	1,300	53,717
Nokia OYJ	2,831	37,685
NTT DoCoMo, Inc.	39	56,547
Omnicom Group, Inc.	1,500	51,000
Philippine Long Distance Telephone Co.- SADR	200	10,534
Portugal Telecom SGPS SA	753	7,628
PT Telekomunikasi Indonesia - SADR	500	17,660
Qualcomm, Inc.	1,900	87,799
Scripps Networks Interactive	1,400	45,192
SK Telecom Co. Ltd. - ADR	700	11,781
Tele Norte Leste Participacoes S.A. - ADR	500	7,695
Telecom Italia S.p.a.	35,093	54,916
Telefonos de Mexico SAB de CV - SADR	600	9,486
TeliaSonera AB	9,411	60,380
The McGraw-Hill Companies, Inc.	1,600	50,160
Thomson Corp.	35	1,130
Verizon Communications, Inc.	3,300	105,831
Viacom, Inc. (a)	2,300	53,268
Vimpel - Communications - SADR (a)	600	8,106
Vodafone Group PLC	55,261	113,264
Windstream Corp.	4,900	42,973
		1,919,921
Consumer, Cyclical — 6.2%
Abercrombie & Fitch Co.	1,600	45,744
AU Optronics Corp. - SADR	1,500	16,710
Avon Products, Inc.	1,900	61,522
Canon Marketing Japan, Inc.	572	9,116
Casio Computer Co. Ltd.	104	854
Christian Dior SA	600	52,077
Cintas Corp.	1,800	45,324
Citizen Holdings Co. Ltd.	151	820
Compagnie Financiere Richemont SA	501	12,309
Darden Restaurants, Inc.	1,300	42,107
FamilyMart Co. Ltd.	650	21,157
GameStop Corp. (a)	1,900	41,591
Gap, Inc.	2,800	45,696
Genuine Parts Co.	1,300	46,046
GOME Electrical Appliances Holdings Ltd.	3,236	935
Harley-Davidson, Inc.	2,500	56,500
Hasbro, Inc.	1,700	45,050
Heineken Holding NV	1,124	38,687
Honda Motor Co. Ltd.	2,600	83,804
Lawson, Inc.	938	38,957
LG Display Co. Ltd. - ADR	700	10,115

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Consumer, Cyclical - continued
Marks & Spencer Group PLC	8,618	49,773
Mattel, Inc.	2,700	47,466
Molson Coors Brewing Co.	1,000	45,210
Newell Rubbermaid, Inc.	3,900	50,193
Nissan Motor Co.Ltd.	8,700	63,348
Nokian Renkaat Oyj	1,496	31,598
OPAP SA	447	10,735
Parkson Re tail Group Ltd.	870	1,453
Peugeot SA (a)	1,559	47,282
Qantas Airways Ltd.	5,685	11,031
Sankyo Co. Ltd.	533	31,769
Seven & i Holdings Co. Ltd.	2,259	52,998
Sony Corp.	2,400	67,847
The Sherwin-Williams Co.	1,300	75,075
Tiffany & Co.	1,600	47,728
VF Corp.	800	51,752
W.W. Grainger, Inc.	500	44,955
Wal-Mart Stores, Inc.	2,600	129,689
Whirlpool Corp.	900	51,381
		1,626,404
Consumer, Non-Cyclical — 6.9%
ABC Learning Centres Ltd.	232	105
Archer-Daniels-Midland Co.	2,800	84,336
Cintra Concesiones de Infraest	93	762
Coca-Cola Co.	2,300	114,632
Companhia de Bebidas das Americas - ADR	300	21,099
Dai Nippon Printing Co. Ltd.	4,278	62,661
Delhaize Group	655	46,834
Dr Pepper Snapple Group, Inc. (a)	846	20,820
Equifax, Inc.	1,600	41,680
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	500	19,300
Golden Agri-Resources Ltd.	109,344	32,290
H&R Block, Inc.	4,000	66,760
Hormel Foods Corp.	1,100	39,501
Kao Corp.	2,000	45,337
Kerry Group PLC	1,203	28,050
Kimberly-Clark Corp.	1,200	70,140
Lighthouse Caledonia AsA (a)	8	0	*
McKesson Corp.	1,600	81,840
Nestle SA (a)	3,530	145,256
PepsiCo, Inc.	1,800	102,150
Philip Morris International, Inc.	2,300	107,180
Procter & Gamble Co.	3,400	188,734
Reckitt Benckiser Group PLC	1,392	66,874
RR Donnelley & Sons Co.	3,400	47,260
Safeway, Inc.	3,400	64,362
Shiseido Co. Ltd.	3,157	51,513
Swedish Match AB	2,238	42,720

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Consumer, Non-Cyclical - continued
Sysco Corp.	2,300	54,648
The Western Union Co.	3,100	54,188
Toppan Printing Co. Ltd.	5,266	53,759
Toyo Suisan Kaisha Ltd.	79	1,974
Unilever PLC	2,729	72,026
		1,828,791
Energy — 8.1%
Acergy SA	3,000	31,986
Baker Hughes, Inc.	1,400	56,700
BG Group plc	4,616	77,030
BHP Billiton Ltd.	944	29,884
BJ Services Co.	3,000	42,540
Canadian Natural Resources Ltd.	200	12,023
Chevron Corp.	2,300	159,781
China Petroleum and Chemical Corp. - ADR	400	35,744
CNOOC Limited - ADR	300	39,999
Consol Energy, Inc.	1,300	46,189
EDP - Energias de Portugal, S.A.	6,701	26,579
EnCana Corp.	242	12,979
ENI SpA	3,490	81,225
ENSCO International, Inc.	1,200	45,468
Exxon Mobil Corp.	5,600	394,184
FMC Technologies, Inc. (a)	1,100	47,850
Halliburton Co.	2,800	61,852
Murphy Oil Corp.	900	52,380
Nabors Industries Ltd. (a)	2,700	45,954
National Oilwell Varco, Inc. (a)	1,600	57,504
Nippon Oil Corp.	7,583	40,229
Occidental Petroleum Corp.	1,500	107,010
Peabody Energy Corp.	1,500	49,665
PetroChina Co. Limited - ADR	400	47,100
Petroleo Brasileiro S.A. - ADR	2,300	94,852
Petroleo Brasileiro S.A. - SADR	3,200	107,840
Repsol YPF, S.A.	2,563	59,504
Rowan Companies, Inc. (a)	2,000	42,660
RWE AG	824	69,699
Sasol Ltd - SADR	1,000	35,720
Sherritt International Corp.	2,486	14,146
Smith International, Inc.	1,700	42,721
StatoilHydro Asa	1,800	38,465
Sunoco, Inc.	1,700	41,973
		2,149,435
Financial — 12.5%
AFLAC, Inc.	1,700	64,362
Allianz AG	752	74,369

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Financial - continued
Alpha Bank AE	76	1,002
Assurant, Inc.	1,700	43,384
Astralia and New Zealand Banking Group Ltd.	4,897	75,893
AXA	2,034	42,990
Banco Bilbao Vizcaya Arg.	6,169	101,285
Banco Bradesco S.A. - ADR	3,200	50,464
Banco Popular Espanol SA	5,831	52,646
Banco Santander SA	27	386
Banco Santander SA - SADR	253	3,658
Bank of America Corp.	7,600	112,404
Bank of Nova Scotia	484	20,631
Barclays PLC	4,431	22,375
Bradford & Bingley PLC	153	50
China Life Insurance Co. Ltd. - ADR	1,000	66,560
Chubb Corp.	1,700	78,506
Cincinnati Financial Corp.	1,800	43,470
Citigroup, Inc. (a)	90	285
Commonwealth Bank of Australia	2,167	77,571
Daiwa Securities Group, Inc.	6,000	35,509
DBS Group Holdings Ltd.	6,000	57,865
Deutsche Bank AG	460	29,961
Discover Financial Services	4,100	48,708
EFG Eurobank Ergasias SA	52	681
Erste Group Bank AG	263	9,180
First Horizon National Corp.	0	4
Fortis (a)	6,761	26,306
HDFC Bank Ltd. - ADR	200	19,554
Host Hotels & Resorts, Inc. (a)	2,700	24,516
Hysan Development Co. Ltd.	18,504	50,616
ICAP PLC	7,256	55,028
ICICI Bank Ltd. - SADR	900	28,215
Industrial and Commercial Bank of China (Asia) Ltd.	20,000	37,831
ING Groep NV	1,865	23,917
IntercontinentalExchange, Inc. (a)	400	37,624
Invesco PLC	2,500	49,375
Itau Unibanco Banco Mutiplo SA - ADR	3,850	68,877
Janus Capital Group, Inc.	2,000	27,320
JP Morgan Chase & Co.	4,500	173,926
KB Financial Group, Inc. - ADR	700	30,037
Kimco Realty Corp.	4,000	39,360
Lloyds Banking Group PLC	23,638	33,563
Manulife Financial Corp.	588	14,278
Mitsubishi UFJ Financial Group, Inc.	14,100	84,339
Moody's Corp.	1,600	37,984
National Bank of Greece SA (a)	295	8,611
New World Development Ltd.	24,895	59,425
Nomura Holdings, Inc.	7,600	66,583
Nordea Bank AB	628	6,092
Northern Rock PLC (a)	79	118
Old Mutual PLC (a)	40,452	64,748

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Financial - continued
Plum Creek Timber Co., Inc.	1,400	43,792
Principal Financial Group, Inc.	1,200	28,440
ProLogis	2,900	25,491
Ratos AB	2,201	52,765
Royal & Sun Alliance Insurance Group PLC	20,389	43,118
Royal Bank of Canda	438	20,849
Shinhan Financial Group Co. Ltd.	400	26,912
Shinsei Bank Ltd.	30,589	45,257
Standard Life PLC	13,288	43,905
The 77 Bank Ltd.	7,198	42,598
The Goldman Sachs Group, Inc.	600	97,980
The Nasdaq Stock Market, Inc. (a)	1,900	40,147
The Progressive Corp. (a)	3,200	49,856
The Toronto-Dominion Bank	536	31,400
Tokio Marine Holdings, Inc.	700	20,343
Torchmark Corp.	1,100	42,966
UBS AG (a)	2,992	43,699
UniCredit SpA	28,124	82,370
United Overseas Bank Ltd.	5,000	61,423
Unum Group	2,700	50,679
Vienna Insurance Group	606	27,983
Wells Fargo & Co.	5,400	132,085
Westfield Group	21	292
Westpac Banking Corp.	4,863	88,219
		3,325,011
Healthcare — 7.1%
Abbott Laboratories	1,800	80,982
Aetna, Inc.	1,900	51,243
AmerisourceBergen Corp.	3,900	76,908
Astellas Pharma, Inc.	1,500	57,226
AstraZeneca PLC	2,026	94,861
Cardinal Health, Inc.	1,600	53,280
Cephalon, Inc. (a)	700	41,055
Cigna Corp.	1,800	51,120
Coventry Health Care, Inc. (a)	1,200	27,600
CSL Ltd.	2,282	58,307
Dentsply International, Inc.	1,400	46,690
Forest Laboratories, Inc. (a)	1,800	46,494
Fresenius Medical Care AG & Co.	1,164	53,501
Glaxo Smithkline PLC (a)	1,188	22,802
H. Lundbeck A/S	1,763	34,164
Humana, Inc. (a)	1,300	42,705
Johnson & Johnson	3,200	194,848
Laboratory Corporation of America Holdings (a)	700	47,033
Novartis AG	2,873	131,554
Pfizer, Inc.	10,200	162,486
Sanofi-Aventis	1,385	90,721
Takeda Pharmaceutical Co. Ltd.	1,600	64,761

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Healthcare - continued
Teva Pharmaceutical Industries Ltd.	1,836	97,932
Thermo Fisher Scientific, Inc. (a)	1,400	63,392
UnitedHealth Group, Inc.	2,800	78,568
Varian Medical Systems, Inc. (a)	1,200	42,324
Zimmer Holdings, Inc. (a)	1,100	51,260
		1,863,817
Industrial — 6.1%
A P Moeller-Maersk A/S	2	12,440
ABB Ltd.	1,173	21,423
Alfa Laval AB	4,094	44,591
Amada Co. Ltd.	4,156	26,440
Amphenol Corp.	1,400	46,690
BAE Systems PLC	9,299	47,687
Brambles Ltd.	9,488	47,533
Cie de Saint-Gobain SA	1,474	59,767
Cooper Industries Ltd.	1,400	46,130
Dover Corp.	1,300	44,213
FLIR Systems, Inc. (a)	1,800	38,682
Flowserve Corp.	600	48,462
General Dynamics Corp.	1,100	60,929
General Electric Co.	12,200	163,481
Goodrich Corp.	900	46,224
Honeywell International, Inc.	2,000	69,400
ITT Corp.	1,000	49,400
JGC Corp.	3,101	53,745
K&S AG	681	38,095
Kone Oyj	494	16,806
L-3 Communications Holdings, Inc.	700	52,850
MAN AG	185	12,748
Marubeni Corp. (a)	5,000	23,091
Nippon Express Co. Ltd.	11,379	52,310
Owens-Illinois, Inc. (a)	1,500	50,910
Parker Hannifin Corp.	1,000	44,280
Potash Coporation of Saskatchewan, Inc.	154	14,346
Renault SA (a)	1,278	54,497
Rockwell Automation, Inc.	1,300	53,833
Rockwell Collins, Inc.	1,100	46,420
Sacyr Vallehermoso SA	2	32
Seimens AG	318	25,353
Sumitomo Electric Industries Ltd.	4,302	53,602
Svenska Cellulosa AB	636	8,174
United Technologies Corp.	1,800	98,047
Waters Corp. (a)	800	40,200
Wesfarmers Ltd.	277	5,986
		1,618,817

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Technology — 8.5%
Adobe Systems, Inc. (a)	1,900	61,598
Affiliated Computer Services, Inc. (a)	1,600	75,856
Altera Corp.	2,600	48,594
Apple, Inc. (a)	1,000	163,390
CANON, Inc.	2,100	78,341
Computer Sciences Corp. (a)	1,000	48,170
Computershare Ltd.	2,463	20,249
Dell, Inc. (a)	4,700	62,886
Fujitsu Ltd. (a)	2,000	13,147
Hewlett-Packard Co.	2,800	121,240
IBM Corp.	2,100	247,652
Infosys Technologies Ltd. - SADR	1,200	51,636
Intel Corp.	6,400	123,200
Linear Technology Corp.	1,800	48,366
Lockheed Martin Corp.	800	59,808
MEMC Electronic Materials, Inc. (a)	2,300	40,526
Microsoft Corp.	8,800	206,975
Mitsubishi Electric Corp.	9,000	66,008
National Semiconductor Corp.	3,100	46,686
Oracle Corp. (a)	4,400	97,372
Panasonic Electric Works Co. Ltd.	5,000	53,052
Raytheon Co.	1,300	61,035
Research In Motion Ltd. (a)	187	14,202
Rohm Co. Ltd.	743	55,278
SAP AG	1,598	75,260
Schneider Electric SA	689	62,591
Seiko Epson Corp.	2,665	41,007
Smiths Group PLC	945	11,366
Taiwan Semiconductor - ADR	9,246	96,806
Teradata Corp. (a)	1,800	44,226
Xerox Corp.	6,700	54,873
		2,251,396
Utilities — 2.3%
Allegheny Energy, Inc.	1,600	40,336
Brookfield Infrastructure Partners LP	4	53
Companhia Energetica de Minas Gerais - SADR	750	10,710
DTE Energy Co.	1,300	44,798
Dynegy, Inc. (a)	16,800	33,768
Empresa Nacional de Electricidad S.A. - SADR	200	9,860
Enel SpA	10,748	58,400
Enersis S.A. - SADR	500	9,595
FirstEnergy Corp.	1,300	53,560
Gas Natural SDG SA	2,785	52,116
HongKong Electric Holdings Ltd.	5,522	30,459
Korea Electric Power Corp. - SADR (a)	1,000	13,370
Kyushu Electric Power Co., Inc.	2,080	44,842
NiSource, Inc.	3,500	45,080
Pepco Holdings, Inc.	3,000	43,140

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Utilities - continued
Public Power Corp. SA (a)	1,135	24,750
Questar Corp.	1,400	46,298
Shikoku Electric Power Co., Inc.	1,396	41,825
		602,960
Total Common Stocks (Cost $16,776,396)		18,341,913

Investment Companies — 8.5%
iShares Russell 2000 Index Fund	17,300	962,399
iShares S&P MidCap 400 Index Fund	14,100	882,942
iShares S&P SmallCap 600 Index Fund	8,300	405,538
Total Investment Companies (Cost $1,956,123)		2,250,879

Rights & Options — 0.0%
Financial — 0.0%
KB Financial Group, Inc.	54	729
Total Rights & Options (Cost $253)		729

U.S. Treasury Obligations — 18.6%
U.S. Treasury Bonds — 3.5%
8.00%, 11/15/21	232,000	321,175
6.50%, 11/15/26	209,000	266,540
5.38%, 2/15/31	65,000	74,618
5.00%, 5/15/37	236,000	262,550
		924,883
U.S. Treasury Notes — 15.1%
4.88%, 4/30/11	827,000	882,370
1.38%, 2/15/12	846,000	845,471
4.38%, 8/15/12	306,000	331,054
4.25%, 8/15/13	586,000	634,528
4.75%, 5/15/14	424,000	467,957
4.63%, 11/15/16	443,000	484,877
4.75%, 8/15/17	297,000	326,909
		3,973,166
Total U.S. Treasury Obligations (Cost $4,934,954)		4,898,049

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)
Money Markets — 2.4%
Dreyfus Cash Management	62,422	62,422
Dreyfus Cash Management Plus	177,234	177,234
Federated Government Obligations Fund	384,950	384,951
Total Money Markets (Cost $624,607)		624,607
Total Investments		26,116,177
(Cost $24,292,333) (b) — 98.9%
Other assets in excess of liabilities — 1.1%		281,405
NET ASSETS — 100.0%		$26,397,582

(a) Non-income producing security.
(b) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
*  Amount rounds to less than $1.00.
ADR American Depositary Receipt
SADR Sponsored American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments in securities - Assets
Common Stocks	$18,341,913	$-	$-	$18,341,913
Mutual Funds	2,250,879	624,607	-	2,875,486
Right	729	-	-	729
U.S. Treasury Obligations	4,898,049	-	-	4,898,049
				$26,116,177

See Notes to Schedule of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio Investments
July 31, 2009
(Unaudited)

1.	Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust.  Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies.  This report contains the schedules of portfolio investments of each of the eleven series (individually, a "Fund"; collectively, the "Funds").

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments.  Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the last sales price as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time").  If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time.  Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value.  Investments in investment companies are valued at their net asset values as reported by such companies.  The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below).  Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC ("AIFS" or the "Adviser") or the Sub-Adviser in accordance with guidelines approved by the Trust's Board of Trustees.  The Funds typically value securities using market quotations or information furnished by a pricing service.  However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange.  In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price.  The factors to be considered in fair valuing a security include:  fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history.  Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

The Funds have adopted the Financial Accounting Standards Board’s (FASB) Statement on Financial Accounting Standards (SFAS) No. 157,“FairValue Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (FSP157-4).   FSP 157-4 provides additional guidance in estimating fair value under Statement No. 157, “Fair Value Measurements”(SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability.  FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly.   FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending July 31, 2009. FSP 157-4 did not have a significant impact on the Funds’ financial position, results of operations, or disclosures for the period ending July 31, 2009.

The aggregate value by input level, as of July 31, 2009, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's schedule of portfolio investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

Financial Futures Contracts

Certain of the Funds may enter into financial futures contracts with financial institutions which AIFS deems creditworthy.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying risk.  Futures contracts traded on an exchange shall be valued at the settlement price on the futures' exchange on which the particular futures contract is traded.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a "when-issued" basis.  When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  Normally, the settlement date occurs within one month of the purchase.  No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.  The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Forward Foreign Currency Exchange Contracts

Certain of the Funds may enter into forward foreign currency exchange contracts with counterparties which AIFS has deemed creditworthy.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the schedules of portfolio investments as unrealized gains and losses.  Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

Net Asset Value

The net asset values of each Fund is determined by adding for each Fund the values of all of its assets (including investment securities and unrealized gains from financial futures contracts and from forward foreign currency contracts) and from which is subtracted the values of all of the Fund's liabilities (including investment securities sold short and unrealized losses from financial futures contracts and from forward foreign currency contracts).  These net asset values are calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Trust's registration statement) for each Fund.  "Other assets in excess of liabilities" or "Liabilities in excess of other assets" represents the difference between the aggregate fair value of the Fund's portfolio of investment securities and the net asset value of that Fund.

Recent Accounting Pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No 162" ("SFAS 168").  SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards Codification™" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

3.	Federal Income Tax Information:

At July 31, 2009 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Stock Fund	$89,069,562	$17,649,174	$(4,095,218)	$13,553,956
International Equity Fund	81,491,745	12,068,097	(3,793,468)	8,274,629
Short-Term Bond Fund	131,200,093	2,215,912	(14,289,991)	(12,074,079)
Intermediate Bond Fund	34,782,912	1,081,148	(151,675)	929,473
Kansas Tax-Exempt Bond Fund	197,952,588	6,187,912	(1,822,135)	4,365,777
International Bond Fund	39,549,024	3,938,222	(975,806)	2,962,416
U.S. Inflation-Indexed Fund	94,933,410	4,801,716	(600,071)	4,201,645
NestEgg 2010 Fund	17,034,618	765,945	(280,772)	485,173
NestEgg 2020 Fund	29,266,079	1,714,645	(647,707)	1,066,938
NestEgg 2030 Fund	21,125,735	1,729,697	(524,222)	1,205,475
NestEgg 2040 Fund	24,381,689	2,349,690	(615,202)	1,734,488

4.	Subsequent Events:

The Funds evaluated subsequent events from July 31, 2009, the date of the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments, through September XX, 2009, the date this report was issued and available.  There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date:  September 28, 2009

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi.
Treasurer

Date:  September 28, 2009